UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

High Income Portfolio

March 31, 2018

VIPHI-QTLY-0518
1.799878.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.0%
	Principal Amount	Value
Convertible Bonds - 0.7%
Broadcasting - 0.3%
DISH Network Corp.:
2.375% 3/15/24	$1,560,000	$1,379,494
3.375% 8/15/26	1,580,000	1,521,856
		2,901,350
Utilities - 0.4%
SolarCity Corp. 1.625% 11/1/19	4,340,000	3,960,228

TOTAL CONVERTIBLE BONDS		6,861,578

Nonconvertible Bonds - 84.3%
Aerospace - 1.4%
Bombardier, Inc.:
6.125% 1/15/23 (a)	5,795,000	5,780,455
7.5% 12/1/24 (a)	1,705,000	1,764,675
TransDigm, Inc.:
6% 7/15/22	1,725,000	1,759,500
6.375% 6/15/26	4,340,000	4,372,550
		13,677,180
Air Transportation - 1.5%
Air Canada 7.75% 4/15/21 (a)	575,000	628,188
Allegiant Travel Co. 5.5% 7/15/19	3,335,000	3,385,025
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	3,565,000	3,582,825
Series 2013-1 Class B, 5.375% 11/15/21	579,040	596,411
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,602,927	1,659,030
United Continental Holdings, Inc. 4.25% 10/1/22	4,585,000	4,493,300
		14,344,779
Automotive & Auto Parts - 0.5%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	1,040,000	1,062,100
Delphi Technologies PLC 5% 10/1/25 (a)	3,330,000	3,192,638
Jaguar Land Rover PLC 4.5% 10/1/27 (a)	870,000	818,888
		5,073,626
Banks & Thrifts - 0.1%
Ally Financial, Inc. 8% 11/1/31	815,000	994,300
Broadcasting - 0.7%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	3,655,000	3,508,800
5% 8/1/27 (a)	3,455,000	3,247,700
		6,756,500
Building Materials - 0.6%
Building Materials Corp. of America 4.75% 1/15/28 (a)	2,165,000	2,037,157
CEMEX S.A.B. de CV:
5.7% 1/11/25 (a)	1,100,000	1,128,050
7.75% 4/16/26 (a)	2,030,000	2,236,451
		5,401,658
Cable/Satellite TV - 6.7%
Altice SA:
7.625% 2/15/25 (a)	4,180,000	3,573,900
7.75% 5/15/22 (a)	12,865,000	11,948,240
Altice U.S. Finance SA 5.5% 5/15/26 (a)	2,945,000	2,871,375
Cablevision Systems Corp. 5.875% 9/15/22	1,695,000	1,681,779
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	5,710,000	5,495,875
5% 2/1/28 (a)	13,430,000	12,590,585
5.125% 5/1/23 (a)	1,065,000	1,066,331
5.125% 5/1/27 (a)	5,530,000	5,250,182
5.5% 5/1/26 (a)	4,285,000	4,193,944
CSC Holdings LLC 5.375% 2/1/28 (a)	1,625,000	1,534,959
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,245,000	2,149,588
DISH DBS Corp.:
5.125% 5/1/20	530,000	529,391
6.75% 6/1/21	2,110,000	2,123,188
7.75% 7/1/26	745,000	701,231
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,170,000	3,080,828
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,810,000	1,710,450
6% 1/15/27 (a)	3,095,000	2,886,088
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,505,000	2,353,974
		65,741,908
Capital Goods - 0.3%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,072,000	3,168,000
Chemicals - 3.9%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	1,070,000	1,056,261
3.45% 6/1/23	1,110,000	1,065,600
4.5% 12/1/26 (a)	770,000	780,851
5.15% 3/15/34	170,000	161,925
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	1,875,000	1,946,438
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	3,080,000	3,187,800
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	2,305,000	2,207,038
5.25% 6/1/27 (a)	890,000	845,500
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	2,050,000	2,075,625
Olin Corp.:
5% 2/1/30	950,000	909,625
5.125% 9/15/27	2,270,000	2,238,788
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	3,015,000	2,947,163
TPC Group, Inc. 8.75% 12/15/20 (a)	6,400,000	6,430,080
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	2,810,000	2,760,825
Tronox Finance PLC 5.75% 10/1/25 (a)	2,555,000	2,484,738
Tronox, Inc. 6.5% 4/15/26	3,310,000	3,310,000
Valvoline, Inc. 4.375% 8/15/25	2,355,000	2,287,294
Versum Materials, Inc. 5.5% 9/30/24 (a)	1,540,000	1,593,900
		38,289,451
Consumer Products - 0.3%
Coty, Inc. 6.5% 4/15/26 (a)	2,285,000	2,296,425
Prestige Brands, Inc. 6.375% 3/1/24 (a)	945,000	966,263
		3,262,688
Containers - 2.6%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(b)	1,645,000	1,723,138
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	5,155,000	5,174,331
6% 2/15/25 (a)	920,000	924,600
7.25% 5/15/24 (a)	1,275,000	1,356,281
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	3,105,000	2,872,125
OI European Group BV 4% 3/15/23 (a)	2,850,000	2,714,625
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	4,115,000	4,130,431
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.2215% 7/15/21 (a)(b)(c)	1,470,000	1,488,375
5.75% 10/15/20	2,897,632	2,933,852
Silgan Holdings, Inc. 4.75% 3/15/25	2,680,000	2,599,600
		25,917,358
Diversified Financial Services - 6.6%
Aircastle Ltd.:
4.125% 5/1/24	970,000	950,600
5% 4/1/23	675,000	696,094
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,585,000	1,632,550
CIT Group, Inc.:
4.125% 3/9/21	1,090,000	1,095,450
5.25% 3/7/25	910,000	931,676
6.125% 3/9/28	825,000	855,938
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	2,075,000	2,007,563
FLY Leasing Ltd.:
5.25% 10/15/24	1,320,000	1,277,100
6.375% 10/15/21	2,890,000	3,001,988
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	8,165,000	8,185,413
6% 8/1/20	2,390,000	2,437,800
6.25% 2/1/22	8,390,000	8,536,825
6.375% 12/15/25	2,140,000	2,150,700
6.75% 2/1/24	4,500,000	4,578,750
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.64% 12/21/65 (a)(b)(c)	4,595,000	4,480,125
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.89% 12/21/65 (a)(b)(c)	7,445,000	7,277,488
MSCI, Inc. 4.75% 8/1/26 (a)	6,120,000	6,058,800
Quicken Loans, Inc. 5.25% 1/15/28 (a)	2,135,000	1,996,225
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	1,190,000	1,106,700
6.875% 2/15/23 (a)	400,000	387,000
SLM Corp. 5.5% 1/25/23	2,490,000	2,446,425
Tempo Acquisition LLC 6.75% 6/1/25 (a)	2,920,000	2,916,350
		65,007,560
Diversified Media - 0.4%
E.W. Scripps Co. 5.125% 5/15/25 (a)	760,000	706,800
MDC Partners, Inc. 6.5% 5/1/24 (a)	3,485,000	3,389,163
		4,095,963
Energy - 17.5%
Antero Resources Corp.:
5% 3/1/25	4,000,000	4,010,000
5.125% 12/1/22	5,515,000	5,556,363
5.625% 6/1/23 (Reg. S)	2,500,000	2,550,000
Calfrac Holdings LP 7.5% 12/1/20 (a)	2,040,000	2,006,850
California Resources Corp. 8% 12/15/22 (a)	3,055,000	2,398,175
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,290,000	1,280,325
5.875% 3/31/25	2,935,000	3,070,744
7% 6/30/24	1,555,000	1,720,219
Chesapeake Energy Corp.:
4.875% 4/15/22	1,915,000	1,771,375
5.75% 3/15/23	3,275,000	2,951,594
8% 1/15/25 (a)	1,660,000	1,606,050
8% 6/15/27 (a)	2,000,000	1,910,000
CNX Midstream Partners LP 6.5% 3/15/26 (a)	545,000	537,506
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (a)(b)(c)	7,095,000	7,092,524
6.875% 6/15/25 (a)	2,230,000	2,335,925
Continental Resources, Inc.:
4.375% 1/15/28 (a)	2,350,000	2,291,250
4.5% 4/15/23	4,965,000	5,020,856
4.9% 6/1/44	775,000	742,063
Covey Park Energy LLC 7.5% 5/15/25 (a)	1,915,000	1,905,425
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	2,080,000	2,061,800
Denbury Resources, Inc. 9% 5/15/21 (a)	2,415,000	2,475,375
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	1,775,000	1,779,438
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	455,000	452,725
5.75% 1/30/28 (a)	455,000	453,294
Energy Transfer Equity LP:
4.25% 3/15/23	3,285,000	3,194,663
5.5% 6/1/27	2,000,000	2,005,000
Ensco PLC:
4.5% 10/1/24	7,440,000	5,914,800
5.2% 3/15/25	6,385,000	5,139,925
7.75% 2/1/26	5,350,000	4,908,625
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	3,800,000	3,819,000
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	1,175,000	1,245,500
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	9,300,000	9,311,625
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (a)	2,260,000	2,135,700
Forum Energy Technologies, Inc. 6.25% 10/1/21	2,845,000	2,816,550
FTS International, Inc. 6.25% 5/1/22	1,015,000	1,017,538
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	1,445,000	1,419,713
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,140,000	3,092,900
5.75% 10/1/25 (a)	1,995,000	1,975,050
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,285,000	1,211,113
Jonah Energy LLC 7.25% 10/15/25 (a)	1,650,000	1,485,000
Nabors Industries, Inc.:
5.5% 1/15/23	4,662,000	4,557,618
5.75% 2/1/25 (a)	3,015,000	2,845,406
Newfield Exploration Co. 5.375% 1/1/26	765,000	789,863
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	810,000	785,700
4.5% 9/15/27 (a)	565,000	532,513
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	540,000	514,350
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	310,000	308,063
4.875% 8/15/27 (a)	310,000	305,350
Noble Holding International Ltd.:
5.25% 3/15/42	1,160,000	719,200
7.7% 4/1/25 (b)	1,695,000	1,500,075
7.75% 1/15/24	1,314,000	1,218,735
7.875% 2/1/26 (a)	3,435,000	3,383,475
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	410,000	406,413
5.375% 1/15/25 (a)	2,645,000	2,638,388
PBF Logistics LP/PBF Logistics Finance, Inc.:
6.875% 5/15/23 (a)	1,840,000	1,863,000
6.875% 5/15/23	2,475,000	2,505,938
Precision Drilling Corp.:
5.25% 11/15/24	775,000	726,563
6.5% 12/15/21	503,000	506,773
7.125% 1/15/26 (a)	965,000	955,350
Range Resources Corp.:
4.875% 5/15/25	1,010,000	936,775
5% 8/15/22	3,400,000	3,289,500
5% 3/15/23	3,200,000	3,068,160
Sanchez Energy Corp. 7.25% 2/15/23 (a)	1,655,000	1,663,275
SemGroup Corp. 7.25% 3/15/26	1,135,000	1,132,163
Southwestern Energy Co. 4.1% 3/15/22	920,000	880,900
Summit Midstream Holdings LLC 5.75% 4/15/25	1,980,000	1,885,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (a)	3,100,000	2,956,625
5.125% 2/1/25	1,615,000	1,606,925
5.25% 5/1/23	400,000	403,000
5.375% 2/1/27	665,000	662,506
6.75% 3/15/24	6,065,000	6,413,616
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	550,000	528,688
5% 1/31/28 (a)	2,550,000	2,419,313
The Williams Companies, Inc. 3.7% 1/15/23	2,185,000	2,124,913
U.S.A. Compression Partners LP / 6.875% 4/1/26 (a)	360,000	365,400
Weatherford International Ltd.:
6.5% 8/1/36	1,235,000	879,938
7% 3/15/38	530,000	384,250
Weatherford International, Inc. 9.875% 3/1/25 (a)	3,905,000	3,513,329
Whiting Petroleum Corp.:
5.75% 3/15/21	820,000	828,184
6.625% 1/15/26 (a)	1,565,000	1,576,738
		173,255,499
Entertainment/Film - 0.3%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,673,723	2,640,301
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,630,000	3,729,825
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	1,650,000	1,407,120
6.625% 6/15/24	1,300,000	1,165,125
Albertsons, Inc.:
6.625% 6/1/28	400,000	308,000
7.75% 6/15/26	430,000	369,800
8% 5/1/31	1,782,000	1,465,695
8.7% 5/1/30	315,000	277,988
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)(d)	2,005,000	922,300
		5,916,028
Food/Beverage/Tobacco - 2.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	5,150,000	4,853,206
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	4,465,000	4,425,931
4.875% 11/1/26 (a)	905,000	897,081
Post Holdings, Inc.:
5% 8/15/26 (a)	1,950,000	1,852,500
5.625% 1/15/28 (a)	1,715,000	1,637,825
5.75% 3/1/27 (a)	1,635,000	1,614,563
Vector Group Ltd. 6.125% 2/1/25 (a)	4,500,000	4,500,000
		19,781,106
Gaming - 2.7%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	4,090,000	3,921,001
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,075,000	1,984,054
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,695,000	5,438,725
4.5% 1/15/28	2,895,000	2,714,931
Scientific Games Corp.:
5% 10/15/25 (a)	1,800,000	1,750,500
6.625% 5/15/21	2,710,000	2,774,363
Station Casinos LLC 5% 10/1/25 (a)	2,575,000	2,446,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,515,000	1,486,594
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,080,000	1,053,000
5.5% 10/1/27 (a)	3,650,000	3,577,000
		27,146,418
Healthcare - 6.4%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	400,000	390,000
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	710,000	721,538
Community Health Systems, Inc. 6.25% 3/31/23	3,315,000	3,053,944
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	5,145,000	5,145,000
HCA Holdings, Inc.:
4.5% 2/15/27	3,855,000	3,720,075
5% 3/15/24	1,655,000	1,671,550
5.25% 6/15/26	3,000,000	3,039,000
5.875% 2/15/26	1,670,000	1,699,225
HealthSouth Corp.:
5.125% 3/15/23	815,000	825,188
5.75% 9/15/25	1,945,000	1,983,900
Hologic, Inc.:
4.375% 10/15/25 (a)	2,070,000	1,997,550
4.625% 2/1/28 (a)	395,000	379,200
Kindred Healthcare, Inc.:
8% 1/15/20	560,000	592,900
8.75% 1/15/23	940,000	994,050
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,345,000	1,318,504
5.25% 8/1/26	1,515,000	1,509,319
6.375% 3/1/24	1,275,000	1,338,776
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	2,850,000	2,807,250
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	765,000	761,175
Service Corp. International 4.625% 12/15/27	2,135,000	2,060,275
SP Finco LLC 6.75% 7/1/25 (a)	985,000	955,450
Teleflex, Inc.:
4.625% 11/15/27	1,235,000	1,188,206
4.875% 6/1/26	4,115,000	4,073,850
Tenet Healthcare Corp.:
4.375% 10/1/21	2,250,000	2,210,625
4.625% 7/15/24 (a)	1,540,000	1,480,325
6.75% 6/15/23	1,875,000	1,835,156
THC Escrow Corp. III 5.125% 5/1/25 (a)	1,030,000	990,088
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	5,825,000	5,562,875
5.875% 5/15/23 (a)	4,820,000	4,277,750
6.125% 4/15/25 (a)	4,615,000	3,982,745
9% 12/15/25 (a)	1,105,000	1,098,094
		63,663,583
Homebuilders/Real Estate - 2.4%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	1,525,000	1,412,531
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,200,000	2,172,500
Lennar Corp.:
4.75% 11/29/27 (a)	1,535,000	1,469,763
5% 6/15/27 (a)	2,300,000	2,242,500
5.25% 6/1/26 (a)	2,530,000	2,498,375
M.D.C. Holdings, Inc. 6% 1/15/43	775,000	723,656
M/I Homes, Inc.:
5.625% 8/1/25	640,000	623,008
6.75% 1/15/21	2,925,000	3,009,094
Pisces Midco, Inc. 8% 4/15/26 (a)(e)	1,850,000	1,850,000
PulteGroup, Inc. 5% 1/15/27	1,490,000	1,448,578
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	1,015,000	989,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	1,395,000	1,439,919
TRI Pointe Homes, Inc. 5.25% 6/1/27	1,690,000	1,609,725
William Lyon Homes, Inc. 7% 8/15/22	1,708,000	1,750,700
		23,239,974
Hotels - 0.7%
Hilton Escrow Issuer LLC 4.25% 9/1/24	4,225,000	4,098,250
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)(e)	2,525,000	2,525,000
		6,623,250
Insurance - 0.2%
Acrisure LLC 7% 11/15/25 (a)	1,775,000	1,704,000
Leisure - 0.5%
NVA Holdings, Inc. 6.875% 4/1/26 (a)	535,000	539,013
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	840,000	855,792
7.25% 11/30/21 (a)	1,895,000	1,973,169
Viking Cruises Ltd. 5.875% 9/15/27 (a)	2,045,000	1,937,638
		5,305,612
Metals/Mining - 2.9%
ArcelorMittal SA 6.125% 6/1/25	1,045,000	1,136,438
Constellium NV 5.875% 2/15/26 (a)	1,780,000	1,753,300
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	1,710,000	1,620,225
6.875% 3/1/26 (a)	1,745,000	1,657,750
7% 2/15/21 (a)	2,215,000	2,220,538
7.25% 5/15/22 (a)	1,360,000	1,360,000
7.25% 4/1/23 (a)	4,110,000	4,048,350
7.5% 4/1/25 (a)	1,980,000	1,944,113
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	2,885,000	2,848,938
5.125% 3/15/23 (a)	1,065,000	1,057,705
5.125% 5/15/24 (a)	1,255,000	1,237,731
Freeport-McMoRan, Inc.:
3.875% 3/15/23	2,770,000	2,676,928
4.55% 11/14/24	2,735,000	2,687,138
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	2,265,000	2,332,950
		28,582,104
Publishing/Printing - 0.6%
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	3,465,000	3,426,019
Multi-Color Corp. 4.875% 11/1/25 (a)	2,815,000	2,632,025
		6,058,044
Restaurants - 1.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,785,000	1,704,675
5% 10/15/25 (a)	3,190,000	3,037,518
Golden Nugget, Inc. 6.75% 10/15/24 (a)	7,515,000	7,571,363
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	955,000	920,381
5.25% 6/1/26 (a)	2,380,000	2,371,075
Yum! Brands, Inc.:
3.875% 11/1/23	1,475,000	1,416,000
5.35% 11/1/43	1,910,000	1,728,550
		18,749,562
Services - 3.2%
APX Group, Inc.:
6.375% 12/1/19	3,711,000	3,734,194
7.625% 9/1/23	1,750,000	1,811,250
Aramark Services, Inc.:
4.75% 6/1/26	4,250,000	4,111,875
5% 2/1/28 (a)	1,945,000	1,903,669
5.125% 1/15/24	1,475,000	1,504,500
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	910,000	873,600
4.375% 8/15/27 (a)	960,000	912,000
Avantor, Inc.:
6% 10/1/24 (a)	1,760,000	1,751,200
9% 10/1/25 (a)	3,185,000	3,119,309
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	2,320,000	2,421,500
CDK Global, Inc. 4.875% 6/1/27 (a)	1,105,000	1,063,563
Hertz Corp. 7.625% 6/1/22 (a)	4,170,000	4,216,913
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,835,000	3,040,538
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,520,000	1,314,800
		31,778,911
Steel - 1.3%
ArcelorMittal SA 7.25% 10/15/39 (b)	1,045,000	1,235,713
Cliffs Natural Resources, Inc.:
4.875% 1/15/24 (a)	2,135,000	2,070,950
5.75% 3/1/25 (a)	4,880,000	4,660,400
Commercial Metals Co. 5.375% 7/15/27	5,005,000	4,929,925
		12,896,988
Super Retail - 0.6%
Netflix, Inc.:
4.375% 11/15/26	3,355,000	3,170,475
4.875% 4/15/28 (a)	2,805,000	2,697,288
		5,867,763
Technology - 3.7%
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	265,000	274,275
EMC Corp. 2.65% 6/1/20	3,715,000	3,589,944
Gartner, Inc. 5.125% 4/1/25 (a)	795,000	795,000
Micron Technology, Inc.:
5.25% 1/15/24 (a)	1,690,000	1,747,038
5.5% 2/1/25	1,830,000	1,898,625
5.625% 1/15/26 (a)	1,825,000	1,888,875
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	311,000	312,990
5.625% 12/15/26	3,135,000	3,080,138
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,190,000	2,173,575
4.125% 6/1/21 (a)	1,955,000	1,974,550
4.625% 6/15/22 (a)	470,000	480,575
Open Text Corp. 5.875% 6/1/26 (a)	6,385,000	6,566,653
Sensata Technologies BV 5% 10/1/25 (a)	4,960,000	4,885,600
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,740,000	1,828,653
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	3,650,000	4,060,625
SS&C Technologies Holdings, Inc. 5.875% 7/15/23	865,000	911,278
Symantec Corp. 5% 4/15/25 (a)	445,000	448,663
		36,917,057
Telecommunications - 5.0%
Altice Financing SA 6.625% 2/15/23 (a)	2,595,000	2,569,050
Altice Finco SA 7.625% 2/15/25 (a)	5,535,000	5,458,894
Equinix, Inc. 5.375% 4/1/23	940,000	959,975
Frontier Communications Corp. 11% 9/15/25	3,360,000	2,517,900
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	3,410,000	3,836,250
Level 3 Financing, Inc. 5.25% 3/15/26	2,350,000	2,214,875
SBA Communications Corp. 4.875% 9/1/24	1,235,000	1,211,844
SFR Group SA 6% 5/15/22 (a)	4,540,000	4,437,759
Sprint Corp.:
7.25% 9/15/21	3,060,000	3,163,275
7.875% 9/15/23	1,485,000	1,516,556
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	2,245,000	2,155,200
4.75% 2/1/28	1,495,000	1,437,069
5.125% 4/15/25	2,295,000	2,306,475
6.625% 4/1/23	315,000	325,436
Telecom Italia Capital SA:
6% 9/30/34	2,274,000	2,358,593
6.375% 11/15/33	1,640,000	1,779,400
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,295,000
Wind Tre SpA 5% 1/20/26 (a)	4,165,000	3,528,255
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	3,585,000	3,499,856
6.375% 5/15/25	1,765,000	1,826,775
		49,398,437
Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	7,065,000	5,775,638
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	930,000	733,538
11.25% 8/15/22 (a)	1,840,000	1,842,300
		8,351,476
Utilities - 5.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	4,377,000	4,743,574
DPL, Inc. 6.75% 10/1/19	2,625,000	2,710,313
Dynegy, Inc. 8.125% 1/30/26 (a)	1,885,000	2,080,569
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	4,546,000	4,523,270
7% 6/15/23	5,750,000	5,793,125
InterGen NV 7% 6/30/23 (a)	1,625,000	1,625,000
NRG Energy, Inc.:
5.75% 1/15/28 (a)	1,190,000	1,163,225
6.25% 5/1/24	755,000	777,650
6.625% 1/15/27	900,000	920,250
NRG Yield Operating LLC 5% 9/15/26	2,150,000	2,112,375
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	11,111,272	12,194,621
The AES Corp.:
4% 3/15/21	2,175,000	2,189,312
4.5% 3/15/23	1,440,000	1,466,208
4.875% 5/15/23	4,135,000	4,207,363
6% 5/15/26	3,205,000	3,373,263
		49,880,118

TOTAL NONCONVERTIBLE BONDS		833,217,027

TOTAL CORPORATE BONDS
(Cost $847,465,773)		840,078,605
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd.	146,156	1,388,482
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (f)(g)	1	35,011
TOTAL COMMON STOCKS
(Cost $8,275,305)		1,423,493
	Principal Amount	Value

Bank Loan Obligations - 9.7%
Aerospace - 0.9%
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.773% 6/9/23 (b)(c)	6,223,727	6,239,287
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.7065% 8/22/24 (b)(c)	2,317,716	2,324,159

TOTAL AEROSPACE		8,563,446

Air Transportation - 0.2%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7766% 12/14/23 (b)(c)	2,435,400	2,436,934
Cable/Satellite TV - 1.3%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2766% 1/25/26 (b)(c)	360,000	359,888
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.7202% 1/31/26 (b)(c)	2,044,875	1,983,529
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0266% 9/30/25 (b)(c)	2,495,000	2,488,763
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1038% 8/19/23 (b)(c)	3,348,175	3,270,765
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.8769% 1/19/21 (b)(c)	1,113,750	1,116,713
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.2766% 4/15/25 (b)(c)	4,020,000	3,989,448

TOTAL CABLE/SATELLITE TV		13,209,106

Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	141,738	142,948
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	327,087	329,881

TOTAL CHEMICALS		472,829

Containers - 0.4%
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/29/25 (c)(h)	185,000	186,589
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 2/5/23 (b)(c)	3,792,370	3,809,967

TOTAL CONTAINERS		3,996,556

Energy - 0.3%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5721% 12/31/22 (b)(c)	1,020,000	1,033,709
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(g)	1,464,646	1,475,631

TOTAL ENERGY		2,509,340

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0266% 12/15/22 (b)(c)	1,830,636	1,834,078
Food & Drug Retail - 0.1%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9563% 6/22/23 (b)(c)	516,696	509,591
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 2/23/19 (c)(h)	395,200	395,200
3 month U.S. LIBOR + 9.500% 11.375% 2/23/19 (b)(c)	395,200	395,200

TOTAL FOOD & DRUG RETAIL		1,299,991

Food/Beverage/Tobacco - 0.2%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.88% 5/24/24 (b)(c)	2,007,394	2,010,405
Gaming - 0.7%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 4/18/24 (b)(c)	1,915,525	1,922,957
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.88% 10/20/24 (b)(c)	3,077,288	3,090,766
3 month U.S. LIBOR + 7.000% 8.86% 10/20/25 (b)(c)	1,025,000	1,030,125
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.7219% 8/14/24 (b)(c)	1,022,913	1,026,165

TOTAL GAMING		7,070,013

Healthcare - 0.1%
HCA Holdings, Inc. Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 3/13/25 (b)(c)	1,215,000	1,223,918
Hotels - 0.0%
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3/29/25 (c)(h)	265,000	265,663
Insurance - 0.0%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9913% 11/22/23 (b)(c)	19,900	20,124
Leisure - 0.0%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 2/1/24 (b)(c)	350,000	349,125
Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 8/24/22 (b)(c)	1,561,728	1,566,116
Services - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2342% 6/13/25 (b)(c)	130,000	128,639
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (b)(c)	592,025	591,214
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 3/11/25 (b)(c)	793,013	797,969
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0012% 6/21/24 (b)(c)	3,339,763	3,367,115
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3/27/25 (c)(h)	105,000	105,263

TOTAL SERVICES		4,990,200

Technology - 2.6%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 9/15/20 (b)(c)	2,207,060	2,210,371
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.13% 6/1/22 (b)(c)	3,090,647	3,102,731
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 2/15/24 (b)(c)	2,814,087	2,821,122
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8796% 11/1/23 (b)(c)	4,143,228	4,167,715
Landesk Group, Inc. term loan 3 month U.S. LIBOR + 9.000% 10.88% 1/20/25 (b)(c)	830,000	791,820
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3/3/23 (c)(h)	593,486	594,495
Syniverse Holdings, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.7179% 3/11/24 (b)(c)	950,000	960,688
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7179% 3/9/23 (b)(c)	3,805,000	3,845,675
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8769% 7/13/23 (b)(c)	6,727,550	6,745,580

TOTAL TECHNOLOGY		25,240,197

Telecommunications - 1.6%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.4702% 7/15/25 (b)(c)	1,007,388	985,981
3 month U.S. LIBOR + 2.750% 4.4702% 1/31/26 (b)(c)	2,094,750	2,054,175
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1113% 2/22/24 (b)(c)	2,490,000	2,494,283
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/1/24 (b)(c)	3,029,400	3,010,466
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.3769% 11/1/24 (b)(c)	3,351,600	3,387,228
3 month U.S. LIBOR + 8.250% 9.898% 11/1/25 (b)(c)	1,120,000	1,129,800
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5223% 7/31/25 (b)(c)	3,012,238	2,914,340

TOTAL TELECOMMUNICATIONS		15,976,273

Utilities - 0.3%
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9436% 5/24/22 (b)(c)	2,445,300	2,445,740
TOTAL BANK LOAN OBLIGATIONS
(Cost $95,080,612)		95,480,054

Preferred Securities - 2.7%
Banks & Thrifts - 2.4%
Bank of America Corp.:
3 month U.S. LIBOR + 0.000% 5.875% (b)(c)(i)	1,800,000	1,816,240
6.25% (b)(i)	1,550,000	1,650,263
Barclays PLC 6.625% (b)(i)	2,260,000	2,317,767
Citigroup, Inc.:
5.95% (b)(i)	2,590,000	2,720,841
5.95% (b)(i)	1,775,000	1,852,490
Credit Agricole SA:
6.625% (a)(b)(i)	3,300,000	3,391,972
7.875% (a)(b)(i)	2,125,000	2,312,905
Goldman Sachs Group, Inc. 5% (b)(i)	4,495,000	4,465,161
Royal Bank of Scotland Group PLC:
7.5% (b)(i)	1,395,000	1,451,369
8.625% (b)(i)	2,065,000	2,244,074

TOTAL BANKS & THRIFTS		24,223,082

Energy - 0.3%
Andeavor Logistics LP 6.875% (b)(i)	2,630,000	2,667,873
TOTAL PREFERRED SECURITIES
(Cost $25,973,775)		26,890,955
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.72% (j)
(Cost $28,073,042)	28,067,428	28,073,042
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,004,868,507)		991,946,149
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,427,208)
NET ASSETS - 100%		$988,518,941

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $487,329,354 or 49.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Level 3 security

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$149,044
Total	$149,044

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$1,388,482	$1,388,482	$--	$--
Telecommunication Services	35,011	--	--	35,011
Corporate Bonds	840,078,605	--	840,078,605	--
Bank Loan Obligations	95,480,054	--	94,004,423	1,475,631
Preferred Securities	26,890,955	--	26,890,955	--
Money Market Funds	28,073,042	28,073,042	--	--
Total Investments in Securities:	$991,946,149	$29,461,524	$960,973,983	$1,510,642

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Portfolio

March 31, 2018

VIPVAL-QTLY-0518
1.799871.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Diversified Consumer Services - 0.5%
Houghton Mifflin Harcourt Co. (a)	231,400	$1,608,230
Hotels, Restaurants & Leisure - 1.9%
Eldorado Resorts, Inc. (a)	25,600	844,800
U.S. Foods Holding Corp. (a)	126,800	4,155,236
Wyndham Worldwide Corp.	10,500	1,201,515
		6,201,551
Household Durables - 0.5%
D.R. Horton, Inc.	36,600	1,604,544
Leisure Products - 0.8%
Mattel, Inc. (b)	199,400	2,622,110
Media - 4.6%
Liberty Global PLC Class C (a)	122,900	3,739,847
Omnicom Group, Inc.	41,100	2,986,737
Sinclair Broadcast Group, Inc. Class A (b)	69,600	2,178,480
The Walt Disney Co.	35,600	3,575,664
Time Warner, Inc.	29,700	2,809,026
		15,289,754
Specialty Retail - 0.7%
Lowe's Companies, Inc.	27,200	2,386,800

TOTAL CONSUMER DISCRETIONARY		29,712,989

CONSUMER STAPLES - 7.0%
Food & Staples Retailing - 1.5%
CVS Health Corp.	82,700	5,144,767
Safeway, Inc. rights (a)(c)	4,600	0
		5,144,767
Food Products - 3.4%
Darling International, Inc. (a)	239,400	4,141,620
The J.M. Smucker Co.	36,900	4,575,969
TreeHouse Foods, Inc. (a)	61,800	2,365,086
		11,082,675
Personal Products - 0.6%
Coty, Inc. Class A	111,700	2,044,110
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	84,500	4,874,805

TOTAL CONSUMER STAPLES		23,146,357

ENERGY - 11.6%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	56,400	1,566,228
Dril-Quip, Inc. (a)	58,300	2,611,840
		4,178,068
Oil, Gas & Consumable Fuels - 10.3%
Andeavor	31,900	3,207,864
Boardwalk Pipeline Partners, LP	183,700	1,864,555
Cabot Oil & Gas Corp.	74,200	1,779,316
Cheniere Energy, Inc. (a)	47,300	2,528,185
Chevron Corp.	51,692	5,894,956
ConocoPhillips Co.	83,800	4,968,502
EQT Corp.	38,200	1,814,882
Lundin Petroleum AB	160,100	4,018,894
Suncor Energy, Inc.	103,100	3,560,305
Teekay LNG Partners LP	166,200	2,974,980
Teekay Offshore Partners LP	579,100	1,314,557
		33,926,996

TOTAL ENERGY		38,105,064

FINANCIALS - 25.7%
Banks - 6.8%
PNC Financial Services Group, Inc.	38,300	5,792,492
U.S. Bancorp	147,547	7,451,124
Wells Fargo & Co.	172,400	9,035,484
		22,279,100
Capital Markets - 5.3%
Apollo Global Management LLC Class A	49,800	1,475,076
Ares Management LP	81,400	1,741,960
BlackRock, Inc. Class A	8,768	4,749,801
Legg Mason, Inc.	77,800	3,162,570
State Street Corp.	39,800	3,969,254
The Blackstone Group LP	73,800	2,357,910
		17,456,571
Consumer Finance - 6.9%
Capital One Financial Corp.	62,000	5,940,840
Discover Financial Services	99,100	7,128,263
OneMain Holdings, Inc. (a)	109,500	3,278,430
Synchrony Financial	195,000	6,538,350
		22,885,883
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class B (a)	59,400	11,849,111
Insurance - 3.1%
American International Group, Inc.	65,100	3,542,742
Chubb Ltd.	49,000	6,701,730
		10,244,472

TOTAL FINANCIALS		84,715,137

HEALTH CARE - 11.8%
Biotechnology - 3.2%
Amgen, Inc.	36,500	6,222,520
Shire PLC sponsored ADR	17,500	2,614,325
United Therapeutics Corp. (a)	13,700	1,539,332
		10,376,177
Health Care Providers & Services - 1.4%
Cigna Corp.	8,200	1,375,468
McKesson Corp.	22,700	3,197,749
		4,573,217
Pharmaceuticals - 7.2%
Allergan PLC	28,300	4,762,607
GlaxoSmithKline PLC sponsored ADR	109,500	4,278,165
Jazz Pharmaceuticals PLC (a)	37,274	5,628,001
Merck & Co., Inc.	48,200	2,625,454
Novartis AG sponsored ADR	36,100	2,918,685
Sanofi SA sponsored ADR	90,500	3,627,240
		23,840,152

TOTAL HEALTH CARE		38,789,546

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	17,000	4,381,920
Airlines - 1.0%
American Airlines Group, Inc.	61,500	3,195,540
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	6,594	357,395
The Brink's Co.	31,100	2,218,985
		2,576,380
Construction & Engineering - 1.1%
AECOM (a)	98,485	3,509,021
Machinery - 1.0%
Allison Transmission Holdings, Inc.	89,800	3,507,588
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	76,000	3,559,840
Trading Companies & Distributors - 2.4%
AerCap Holdings NV (a)	82,500	4,184,400
HD Supply Holdings, Inc. (a)	98,900	3,752,266
		7,936,666

TOTAL INDUSTRIALS		28,666,955

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.2%
CommScope Holding Co., Inc. (a)	96,800	3,869,096
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	27,100	2,707,290
IT Services - 4.5%
Amdocs Ltd.	50,500	3,369,360
Cognizant Technology Solutions Corp. Class A	48,400	3,896,200
Conduent, Inc. (a)	84,200	1,569,488
DXC Technology Co.	37,000	3,719,610
First Data Corp. Class A (a)	154,000	2,464,000
		15,018,658
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	30,200	2,752,126
Qualcomm, Inc.	97,800	5,419,098
		8,171,224
Software - 0.3%
Micro Focus International PLC	71,200	994,209

TOTAL INFORMATION TECHNOLOGY		30,760,477

MATERIALS - 5.8%
Chemicals - 4.5%
DowDuPont, Inc.	80,181	5,108,332
LyondellBasell Industries NV Class A	31,900	3,371,192
Nutrien Ltd.	53,420	2,524,736
Westlake Chemical Corp.	34,500	3,834,675
		14,838,935
Construction Materials - 0.8%
Eagle Materials, Inc.	23,300	2,401,065
Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	109,000	1,673,150

TOTAL MATERIALS		18,913,150

REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 5.3%
American Tower Corp.	33,600	4,883,424
Equity Lifestyle Properties, Inc.	35,000	3,071,950
Essex Property Trust, Inc.	14,100	3,393,588
Extra Space Storage, Inc.	47,000	4,105,920
Outfront Media, Inc.	100,900	1,890,866
		17,345,748
UTILITIES - 5.2%
Electric Utilities - 3.9%
Exelon Corp.	97,200	3,791,772
NextEra Energy, Inc.	32,200	5,259,226
Xcel Energy, Inc.	82,200	3,738,456
		12,789,454
Multi-Utilities - 1.3%
Sempra Energy	39,600	4,404,312

TOTAL UTILITIES		17,193,766

TOTAL COMMON STOCKS
(Cost $293,841,756)		327,349,189

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.72% (d)	718,398	718,542
Fidelity Securities Lending Cash Central Fund 1.72% (d)(e)	3,576,580	3,577,295
TOTAL MONEY MARKET FUNDS
(Cost $4,295,480)		4,295,837
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $298,137,236)		331,645,026
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,377,224)
NET ASSETS - 100%		$329,267,802

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,109
Fidelity Securities Lending Cash Central Fund	3,176
Total	$7,285

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$29,712,989	$29,712,989	$--	$--
Consumer Staples	23,146,357	23,146,357	--	--
Energy	38,105,064	38,105,064	--	--
Financials	84,715,137	84,715,137	--	--
Health Care	38,789,546	38,789,546	--	--
Industrials	28,666,955	28,666,955	--	--
Information Technology	30,760,477	29,766,268	994,209	--
Materials	18,913,150	18,913,150	--	--
Real Estate	17,345,748	17,345,748	--	--
Utilities	17,193,766	17,193,766	--	--
Money Market Funds	4,295,837	4,295,837	--	--
Total Investments in Securities:	$331,645,026	$330,650,817	$994,209	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

March 31, 2018

VIPEI-QTLY-0518
1.799856.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 0.7%
General Motors Co.	985,100	$35,798,534
Hotels, Restaurants & Leisure - 2.5%
Bluegreen Vacations Corp.	305,600	6,469,552
Carnival Corp.	171,100	11,220,738
Cedar Fair LP (depositary unit)	133,400	8,521,592
Compass Group PLC	276,800	5,652,440
Dunkin' Brands Group, Inc. (a)	784,500	46,826,805
McDonald's Corp.	156,900	24,536,022
Wyndham Worldwide Corp.	256,000	29,294,080
		132,521,229
Media - 2.9%
Comcast Corp. Class A	3,348,286	114,410,933
Interpublic Group of Companies, Inc.	412,000	9,488,360
Omnicom Group, Inc.	196,100	14,250,587
Twenty-First Century Fox, Inc. Class A	320,000	11,740,800
		149,890,680
Multiline Retail - 0.4%
Macy's, Inc.	681,000	20,252,940
Specialty Retail - 1.1%
Home Depot, Inc.	93,900	16,736,736
L Brands, Inc.	197,700	7,554,117
Lowe's Companies, Inc.	199,800	17,532,450
TJX Companies, Inc.	222,300	18,130,788
		59,954,091

TOTAL CONSUMER DISCRETIONARY		398,417,474

CONSUMER STAPLES - 11.0%
Beverages - 1.2%
Dr. Pepper Snapple Group, Inc.	312,000	36,934,560
Molson Coors Brewing Co. Class B	312,200	23,518,026
		60,452,586
Food & Staples Retailing - 2.6%
CVS Health Corp.	799,000	49,705,790
Sysco Corp.	330,900	19,840,764
Walmart, Inc.	774,378	68,896,411
		138,442,965
Food Products - 2.2%
Bunge Ltd.	130,600	9,656,564
Campbell Soup Co.	87,100	3,772,301
Hilton Food Group PLC	476,300	5,546,466
McCormick & Co., Inc. (non-vtg.)	52,300	5,564,197
Mondelez International, Inc.	549,800	22,943,154
Morinaga & Co. Ltd.	104,600	4,605,526
Nestle SA (Reg. S)	189,977	15,016,072
The Hain Celestial Group, Inc. (b)	209,200	6,709,044
The J.M. Smucker Co.	165,100	20,474,051
The Kraft Heinz Co.	355,000	22,112,950
		116,400,325
Household Products - 2.0%
Essity AB Class B	237,300	6,553,616
Kimberly-Clark Corp.	228,100	25,120,653
Procter & Gamble Co.	926,419	73,446,498
		105,120,767
Personal Products - 0.6%
Unilever NV (Certificaten Van Aandelen) (Bearer)	584,900	33,014,940
Tobacco - 2.4%
Altria Group, Inc.	823,800	51,339,216
British American Tobacco PLC:
(United Kingdom)	749,600	43,332,029
sponsored ADR	274,003	15,807,233
Imperial Tobacco Group PLC	426,842	14,528,327
		125,006,805

TOTAL CONSUMER STAPLES		578,438,388

ENERGY - 10.0%
Oil, Gas & Consumable Fuels - 10.0%
BP PLC	2,488,800	16,787,214
Chevron Corp.	980,080	111,768,323
ConocoPhillips Co.	1,107,900	65,687,391
Enterprise Products Partners LP	1,400,900	34,294,032
Imperial Oil Ltd.	923,200	24,449,555
Kinder Morgan, Inc.	2,004,200	30,183,252
Phillips 66 Co.	283,800	27,222,096
Suncor Energy, Inc.	1,709,200	59,023,020
The Williams Companies, Inc.	2,979,949	74,081,532
Williams Partners LP	2,448,756	84,310,669
		527,807,084
FINANCIALS - 25.8%
Banks - 15.3%
Bank of America Corp.	5,411,400	162,287,886
JPMorgan Chase & Co.	2,583,964	284,158,522
KeyCorp	893,813	17,474,044
Lakeland Financial Corp.	140,500	6,495,315
Regions Financial Corp.	775,500	14,408,790
SunTrust Banks, Inc.	807,900	54,969,516
U.S. Bancorp	1,158,538	58,506,169
Wells Fargo & Co.	3,939,286	206,457,979
		804,758,221
Capital Markets - 4.5%
KKR & Co. LP	4,187,121	84,998,556
State Street Corp.	368,202	36,720,785
The Blackstone Group LP	3,707,226	118,445,871
		240,165,212
Consumer Finance - 1.1%
Capital One Financial Corp.	363,000	34,782,660
Discover Financial Services	299,500	21,543,035
		56,325,695
Diversified Financial Services - 0.1%
New Academy Holding Co. LLC unit (b)(c)(d)(e)	127,200	4,251,024
Insurance - 4.4%
Aspen Insurance Holdings Ltd.	54,400	2,439,840
Axis Capital Holdings Ltd.	61,000	3,511,770
Chubb Ltd.	1,004,571	137,395,176
MetLife, Inc.	1,417,970	65,070,643
The Travelers Companies, Inc.	170,000	23,606,200
		232,023,629
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	1,203,870	22,921,685

TOTAL FINANCIALS		1,360,445,466

HEALTH CARE - 8.8%
Biotechnology - 1.7%
Amgen, Inc.	527,771	89,974,400
Health Care Equipment & Supplies - 0.8%
Becton, Dickinson & Co.	188,900	40,934,630
Health Care Providers & Services - 0.5%
HealthSouth Corp.	1	57
UnitedHealth Group, Inc.	135,100	28,911,400
		28,911,457
Pharmaceuticals - 5.8%
Allergan PLC	2,934	493,763
AstraZeneca PLC (United Kingdom)	512,811	35,251,263
Bristol-Myers Squibb Co.	222,100	14,047,825
GlaxoSmithKline PLC	1,783,000	34,627,715
Johnson & Johnson	1,262,168	161,746,829
Roche Holding AG (participation certificate)	119,870	27,497,834
Sanofi SA	384,961	30,889,305
		304,554,534

TOTAL HEALTH CARE		464,375,021

INDUSTRIALS - 6.8%
Aerospace & Defense - 2.9%
General Dynamics Corp.	195,000	43,075,500
Raytheon Co.	162,700	35,113,914
United Technologies Corp.	605,771	76,218,107
		154,407,521
Air Freight & Logistics - 1.2%
Deutsche Post AG	383,039	16,776,847
United Parcel Service, Inc. Class B	434,437	45,468,176
		62,245,023
Building Products - 0.2%
Johnson Controls International PLC	377,000	13,285,480
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	448,600	24,314,120
Waste Connection, Inc. (Canada)	142,427	10,219,235
		34,533,355
Electrical Equipment - 0.7%
AMETEK, Inc.	98,500	7,483,045
Eaton Corp. PLC	247,300	19,761,743
Regal Beloit Corp.	106,800	7,833,780
		35,078,568
Industrial Conglomerates - 0.8%
General Electric Co.	681,847	9,191,298
Roper Technologies, Inc.	112,600	31,605,694
		40,796,992
Machinery - 0.4%
Allison Transmission Holdings, Inc.	322,000	12,577,320
Ingersoll-Rand PLC	82,800	7,080,228
		19,657,548

TOTAL INDUSTRIALS		360,004,487

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 4.0%
Cisco Systems, Inc.	4,953,731	212,465,523
Electronic Equipment & Components - 0.9%
ADT, Inc.	388,300	3,079,219
Dell Technologies, Inc. (b)	259,741	19,015,639
TE Connectivity Ltd.	264,961	26,469,604
		48,564,462
IT Services - 1.0%
First Data Corp. Class A (b)	1,540,896	24,654,336
Paychex, Inc.	492,969	30,361,961
		55,016,297
Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	714,400	37,205,952
Qualcomm, Inc.	1,917,439	106,245,295
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	491,700	21,516,792
United Microelectronics Corp.	13,218,000	6,992,084
		171,960,123
Software - 1.9%
Micro Focus International PLC	991,723	13,848,038
Microsoft Corp.	936,024	85,430,910
		99,278,948
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	182,900	30,686,962

TOTAL INFORMATION TECHNOLOGY		617,972,315

MATERIALS - 3.4%
Chemicals - 2.3%
DowDuPont, Inc.	976,900	62,238,299
LyondellBasell Industries NV Class A	407,100	43,022,328
Monsanto Co.	141,100	16,464,959
		121,725,586
Containers & Packaging - 1.1%
Ball Corp.	197,700	7,850,667
WestRock Co.	811,300	52,061,121
		59,911,788

TOTAL MATERIALS		181,637,374

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	267,000	38,805,780
Public Storage	104,600	20,960,794
Spirit Realty Capital, Inc.	218,000	1,691,680
		61,458,254
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	2,463,993	87,841,350
Verizon Communications, Inc.	3,118,759	149,139,055
		236,980,405
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (b)	12,639	771,485
Vodafone Group PLC sponsored ADR	87,200	2,425,904
		3,197,389

TOTAL TELECOMMUNICATION SERVICES		240,177,794

UTILITIES - 4.6%
Electric Utilities - 3.9%
Exelon Corp.	3,528,900	137,662,389
PPL Corp.	1,668,700	47,207,523
Xcel Energy, Inc.	468,800	21,321,024
		206,190,936
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	681,500	18,673,100
Public Service Enterprise Group, Inc.	324,300	16,292,832
		34,965,932

TOTAL UTILITIES		241,156,868

TOTAL COMMON STOCKS
(Cost $3,878,121,956)		5,031,890,525

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	12,000	696,424
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	12,900	1,115,748
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS	6,900	458,574

TOTAL UTILITIES		1,574,322

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,242,613)		2,270,746
	Principal Amount	Value

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26	1,825,000	1,757,840
Liberty Media Corp. 1.375% 10/15/23	680,000	779,756
		2,537,596
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 5.5% 9/15/26	540,000	464,994
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	1,690,000	1,546,350
		2,011,344
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Yahoo!, Inc. 0% 12/1/18	610,000	852,445
IT Services - 0.0%
Square, Inc. 0.375% 3/1/22	210,000	459,354
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.25% 8/1/39	175,000	435,304
Microchip Technology, Inc. 1.625% 2/15/25	310,000	549,625
Micron Technology, Inc. 3% 11/15/43	470,000	841,019
ON Semiconductor Corp. 1.625% 10/15/23 (f)	555,000	759,382
		2,585,330
TOTAL INFORMATION TECHNOLOGY		3,897,129

TOTAL CONVERTIBLE BONDS		8,446,069

Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (f)	750,000	804,375
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 5.875% 5/15/23 (f)	1,830,000	1,624,125

TOTAL NONCONVERTIBLE BONDS		2,428,500

TOTAL CORPORATE BONDS
(Cost $10,922,832)		10,874,569
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.72% (g)	204,113,072	204,153,894
Fidelity Securities Lending Cash Central Fund 1.72% (g)(h)	3,758,819	3,759,570
TOTAL MONEY MARKET FUNDS
(Cost $207,910,162)		207,913,464
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $4,099,197,563)		5,252,949,304
NET OTHER ASSETS (LIABILITIES) - 0.3%		15,676,463
NET ASSETS - 100%		$5,268,625,767

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,251,024 or 0.1% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,734,232 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$648,897
Fidelity Securities Lending Cash Central Fund	14,114
Total	$663,011

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$398,417,474	$398,417,474	$--	$--
Consumer Staples	578,438,388	487,075,347	91,363,041	--
Energy	527,807,084	511,019,870	16,787,214	--
Financials	1,360,445,466	1,356,194,442	--	4,251,024
Health Care	465,071,445	336,108,904	128,962,541	--
Industrials	360,004,487	343,227,640	16,776,847	--
Information Technology	617,972,315	604,124,277	13,848,038	--
Materials	181,637,374	181,637,374	--	--
Real Estate	61,458,254	61,458,254	--	--
Telecommunication Services	240,177,794	240,177,794	--	--
Utilities	242,731,190	241,156,868	1,574,322	--
Corporate Bonds	10,874,569	--	10,874,569	--
Money Market Funds	207,913,464	207,913,464	--	--
Total Investments in Securities:	$5,252,949,304	$4,968,511,708	$280,186,572	$4,251,024

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$74,720,337
Level 2 to Level 1	$6,295,866

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Portfolio

March 31, 2018

VIPGRWT-QTLY-0518
1.799861.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (a)	337,800	$35,441,976
Hotels, Restaurants & Leisure - 0.7%
Marriott International, Inc. Class A	82,800	11,259,144
Wingstop, Inc.	252,200	11,911,406
Wyndham Worldwide Corp.	151,900	17,381,917
		40,552,467
Household Durables - 0.9%
Gree Electric Appliances, Inc. of Zhuhai Class A	530,800	3,957,919
Panasonic Corp.	3,247,500	46,421,197
		50,379,116
Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc. (a)	202,000	292,362,680
The Booking Holdings, Inc. (a)	8,100	16,851,159
		309,213,839
Media - 1.0%
Charter Communications, Inc. Class A (a)	174,000	54,152,280
China Literature Ltd. (a)(b)	980	9,151
		54,161,431
Specialty Retail - 2.9%
Home Depot, Inc.	867,732	154,664,552
PC Jeweller Ltd.	311,157	1,544,807
		156,209,359
Textiles, Apparel & Luxury Goods - 0.7%
Kering SA	7,700	3,683,672
LVMH Moet Hennessy - Louis Vuitton SA	112,115	34,550,841
		38,234,513

TOTAL CONSUMER DISCRETIONARY		684,192,701

CONSUMER STAPLES - 4.3%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	116,300	26,507,096
Fever-Tree Drinks PLC	244,160	9,016,087
Kweichow Moutai Co. Ltd. (A Shares)	141,870	15,419,436
Pernod Ricard SA ADR	408,400	13,636,476
		64,579,095
Food & Staples Retailing - 0.3%
CVS Health Corp.	248,400	15,452,964
Food Products - 0.2%
McCormick & Co., Inc. (non-vtg.)	59,800	6,362,122
The Simply Good Foods Co.	398,700	5,474,151
		11,836,273
Household Products - 0.1%
Church & Dwight Co., Inc.	129,000	6,496,440
Personal Products - 1.9%
Coty, Inc. Class A	1,072,900	19,634,070
Estee Lauder Companies, Inc. Class A	300,300	44,960,916
Unilever NV (NY Reg.)	698,300	39,377,137
		103,972,123
Tobacco - 0.6%
British American Tobacco PLC sponsored ADR	541,000	31,210,290

TOTAL CONSUMER STAPLES		233,547,185

ENERGY - 2.5%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	633,800	17,600,626
Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy, Inc. (a)	1,669,700	89,245,465
Reliance Industries Ltd.	2,052,288	28,058,362
		117,303,827

TOTAL ENERGY		134,904,453

FINANCIALS - 11.6%
Banks - 5.2%
Bank of America Corp.	2,097,400	62,901,026
Citigroup, Inc.	414,100	27,951,750
First Republic Bank	447,800	41,470,758
HDFC Bank Ltd.	117,289	3,487,367
HDFC Bank Ltd. sponsored ADR	105,600	10,430,112
Huntington Bancshares, Inc.	1,960,100	29,597,510
JPMorgan Chase & Co.	934,600	102,777,962
Metro Bank PLC (a)	85,000	4,190,621
		282,807,106
Capital Markets - 6.4%
Cboe Global Markets, Inc.	37,183	4,242,580
Charles Schwab Corp.	3,092,100	161,469,462
CME Group, Inc.	556,697	90,040,173
Goldman Sachs Group, Inc.	119,300	30,046,898
JMP Group, Inc.	240,100	1,212,505
MSCI, Inc.	242,200	36,201,634
The Blackstone Group LP	835,200	26,684,640
		349,897,892

TOTAL FINANCIALS		632,704,998

HEALTH CARE - 9.8%
Biotechnology - 3.5%
Amgen, Inc.	273,200	46,575,136
Biogen, Inc. (a)	160,000	43,811,200
Cytokinetics, Inc. (a)	325,120	2,340,864
Incyte Corp. (a)	95,500	7,958,015
Insmed, Inc. (a)	1,312,783	29,563,873
Samsung Biologics Co. Ltd. (a)(b)	3,460	1,586,252
TESARO, Inc. (a)	184,400	10,536,616
Vertex Pharmaceuticals, Inc. (a)	292,798	47,720,218
		190,092,174
Health Care Equipment & Supplies - 4.7%
Becton, Dickinson & Co.	323,400	70,080,780
Boston Scientific Corp. (a)	1,252,600	34,221,032
Danaher Corp.	465,526	45,579,651
Intuitive Surgical, Inc. (a)	191,700	79,139,511
ResMed, Inc.	163,100	16,060,457
Sartorius Stedim Biotech	84,900	7,672,969
		252,754,400
Health Care Providers & Services - 0.3%
National Vision Holdings, Inc.	18,700	604,197
OptiNose, Inc.	24,000	480,480
UnitedHealth Group, Inc.	59,400	12,711,600
		13,796,277
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	174,400	12,734,688
Pharmaceuticals - 1.1%
AstraZeneca PLC sponsored ADR	913,700	31,952,089
Mallinckrodt PLC (a)	499,100	7,226,968
Mylan NV (a)	550,900	22,680,553
		61,859,610

TOTAL HEALTH CARE		531,237,149

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)(c)	243,821	9,584,604
TransDigm Group, Inc.	56,096	17,218,106
		26,802,710
Building Products - 0.0%
Jeld-Wen Holding, Inc. (a)	82,200	2,516,964
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	729,800	37,168,714
Prosegur Compania de Seguridad SA (Reg.)	1,403,300	10,774,549
		47,943,263
Electrical Equipment - 2.5%
AMETEK, Inc.	666,500	50,634,005
Fortive Corp.	831,413	64,451,136
Nidec Corp.	126,400	19,469,912
		134,555,053
Industrial Conglomerates - 1.9%
3M Co.	370,400	81,310,208
Roper Technologies, Inc.	83,417	23,414,318
		104,724,526
Machinery - 1.1%
Allison Transmission Holdings, Inc.	1,403,900	54,836,334
Rational AG	5,900	3,709,684
		58,546,018
Professional Services - 1.4%
IHS Markit Ltd. (a)	612,700	29,556,648
Robert Half International, Inc.	301,000	17,424,890
TransUnion Holding Co., Inc. (a)	535,561	30,409,154
		77,390,692

TOTAL INDUSTRIALS		452,479,226

INFORMATION TECHNOLOGY - 41.5%
Electronic Equipment & Components - 0.1%
Cognex Corp.	81,600	4,242,384
Internet Software & Services - 14.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	362,800	66,588,312
Alphabet, Inc. Class A (a)	329,898	342,150,407
Dropbox, Inc. Class A (a)(c)	26,800	837,500
Facebook, Inc. Class A (a)	845,409	135,087,904
GoDaddy, Inc. (a)	558,959	34,331,262
MercadoLibre, Inc.	31,600	11,261,924
NetEase, Inc. ADR	46,600	13,066,174
Shopify, Inc. Class A (a)	134,400	16,724,499
Stamps.com, Inc. (a)	336,291	67,611,306
Tencent Holdings Ltd.	1,211,600	65,038,167
VeriSign, Inc. (a)(c)	284,300	33,706,608
		786,404,063
IT Services - 8.1%
Cognizant Technology Solutions Corp. Class A	762,405	61,373,603
Fidelity National Information Services, Inc.	284,300	27,378,090
Global Payments, Inc.	447,000	49,849,440
MasterCard, Inc. Class A	208,800	36,573,408
PayPal Holdings, Inc. (a)	1,269,500	96,316,965
Square, Inc. (a)	626,500	30,823,800
Visa, Inc. Class A	1,138,272	136,160,097
		438,475,403
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	127,500	25,316,400
Broadcom Ltd.	42,000	9,897,300
Cree, Inc. (a)	193,900	7,816,109
Maxim Integrated Products, Inc.	470,387	28,326,705
Monolithic Power Systems, Inc.	117,888	13,647,894
Qualcomm, Inc.	690,900	38,282,769
		123,287,177
Software - 14.1%
Activision Blizzard, Inc.	584,432	39,425,783
Adobe Systems, Inc. (a)	638,500	137,967,080
Autodesk, Inc. (a)	255,400	32,073,132
Black Knight, Inc. (a)	553,200	26,055,720
Computer Modelling Group Ltd.	926,000	6,677,176
Electronic Arts, Inc. (a)	273,821	33,198,058
Intuit, Inc.	347,100	60,169,785
Microsoft Corp.	3,418,200	311,979,114
Red Hat, Inc. (a)	251,900	37,661,569
Salesforce.com, Inc. (a)	697,962	81,172,981
Zscaler, Inc. (a)	10,900	305,963
		766,686,361
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	829,500	139,173,510

TOTAL INFORMATION TECHNOLOGY		2,258,268,898

MATERIALS - 4.4%
Chemicals - 3.2%
CF Industries Holdings, Inc.	866,800	32,704,364
DowDuPont, Inc.	756,600	48,202,986
Sherwin-Williams Co.	74,100	29,056,092
The Chemours Co. LLC	570,100	27,769,571
Umicore SA	619,113	32,703,541
		170,436,554
Construction Materials - 1.2%
Eagle Materials, Inc.	512,900	52,854,345
Summit Materials, Inc.	451,014	13,656,704
		66,511,049

TOTAL MATERIALS		236,947,603

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	594,900	86,462,766
Equinix, Inc.	31,900	13,338,666
SBA Communications Corp. Class A (a)	91,500	15,639,180
		115,440,612
Real Estate Management & Development - 0.6%
Realogy Holdings Corp.	1,180,801	32,212,251

TOTAL REAL ESTATE		147,652,863

TOTAL COMMON STOCKS
(Cost $3,591,207,562)		5,311,935,076

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	1,049,416	20,988
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (d)(e)	22,085	4,960,159
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	636,240	22,332,024
IT Services - 0.1%
AppNexus, Inc. Series E (a)(d)(e)	181,657	4,096,365
TOTAL INFORMATION TECHNOLOGY		26,428,389

TOTAL CONVERTIBLE PREFERRED STOCKS		31,409,536

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	824,100	12,855,960
TOTAL PREFERRED STOCKS
(Cost $34,405,857)		44,265,496

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.72% (f)	30,004,585	30,010,586
Fidelity Securities Lending Cash Central Fund 1.72% (f)(g)	28,649,108	28,654,838
TOTAL MONEY MARKET FUNDS
(Cost $58,662,559)		58,665,424
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $3,684,275,978)		5,414,865,996
NET OTHER ASSETS (LIABILITIES) - 0.4%		24,161,695
NET ASSETS - 100%		$5,439,027,691

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,595,403 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,409,536 or 0.6% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$3,638,989
BioNTech AG Series A	12/29/17	$4,836,805
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,848,302
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$9,870,023

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$223,872
Fidelity Securities Lending Cash Central Fund	28,697
Total	$252,569

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$684,213,689	$648,087,902	$36,104,799	$20,988
Consumer Staples	233,547,185	233,547,185	--	--
Energy	134,904,453	106,846,091	28,058,362	--
Financials	645,560,958	642,073,591	3,487,367	--
Health Care	536,197,308	531,237,149	--	4,960,159
Industrials	452,479,226	452,479,226	--	--
Information Technology	2,284,697,287	2,193,230,731	65,038,167	26,428,389
Materials	236,947,603	236,947,603	--	--
Real Estate	147,652,863	147,652,863	--	--
Money Market Funds	58,665,424	58,665,424	--	--
Total Investments in Securities:	$5,414,865,996	$5,250,767,765	$132,688,695	$31,409,536

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$29,619,789
Level 2 to Level 1	$53,851,552

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Overseas Portfolio

March 31, 2018

VIPOVRS-QTLY-0518
1.799852.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 2.0%
Adelaide Brighton Ltd.	1,257,456	$6,048,496
Amcor Ltd.	1,088,476	11,919,185
Aub Group Ltd.	591,453	6,456,263
Australia & New Zealand Banking Group Ltd.	122,657	2,552,904
Netwealth Group Ltd.	137,463	724,639
Pact Group Holdings Ltd. (a)	1,278,270	5,397,853
realestate.com.au Ltd.	22,245	1,365,774

TOTAL AUSTRALIA		34,465,114

Austria - 0.4%
Andritz AG	113,700	6,351,558
Bailiwick of Jersey - 1.1%
Sanne Group PLC	613,326	6,083,709
Wolseley PLC	171,502	12,882,651

TOTAL BAILIWICK OF JERSEY		18,966,360

Belgium - 1.1%
Anheuser-Busch InBev SA NV	15,072	1,657,118
KBC Groep NV	200,051	17,407,923

TOTAL BELGIUM		19,065,041

Bermuda - 1.7%
Credicorp Ltd. (United States)	30,200	6,856,608
Hiscox Ltd.	518,300	10,587,667
Hongkong Land Holdings Ltd.	230,800	1,594,600
IHS Markit Ltd. (b)	175,372	8,459,945
SmarTone Telecommunications Holdings Ltd.	1,368,500	1,460,116

TOTAL BERMUDA		28,958,936

Canada - 0.6%
Constellation Software, Inc.	15,870	10,767,851
Cayman Islands - 0.4%
HKBN Ltd.	312,500	369,222
Value Partners Group Ltd.	1,770,000	1,667,760
ZTO Express (Cayman), Inc. sponsored ADR (c)	321,001	4,811,805

TOTAL CAYMAN ISLANDS		6,848,787

China - 0.1%
Yunnan Baiyao Group Co. Ltd.	89,200	1,403,987
Denmark - 1.0%
DSV de Sammensluttede Vognmaend A/S	124,800	9,852,753
NNIT A/S (a)	169,486	4,850,363
Scandinavian Tobacco Group A/S (a)	67,490	1,190,849
SimCorp A/S	22,200	1,551,580

TOTAL DENMARK		17,445,545

Finland - 0.2%
Amer Group PLC (A Shares) (c)	44,200	1,363,454
Nokian Tyres PLC	28,600	1,298,543

TOTAL FINLAND		2,661,997

France - 9.8%
Altarea SCA	6,800	1,719,431
ALTEN	72,470	6,977,608
Amundi SA (a)	126,753	10,178,160
BNP Paribas SA	210,300	15,569,808
Capgemini SA	117,300	14,606,377
Compagnie de St. Gobain	229,300	12,092,614
Edenred SA	316,300	10,990,763
Elis SA	324,145	8,016,769
LVMH Moet Hennessy - Louis Vuitton SA	51,633	15,911,908
Maisons du Monde SA (a)	280,800	10,247,837
Publicis Groupe SA	91,606	6,377,505
Sanofi SA	216,514	17,373,103
Sodexo SA	73,317	7,388,437
SR Teleperformance SA	58,800	9,116,158
Total SA	387,026	22,184,210
Total SA rights (b)(c)(d)	387,026	295,254

TOTAL FRANCE		169,045,942

Germany - 7.8%
adidas AG	60,950	14,747,949
Axel Springer Verlag AG	163,000	13,638,308
Bayer AG	195,506	22,040,126
Bertrandt AG	15,782	1,799,167
Deutsche Post AG	437,014	19,140,916
Fresenius Medical Care AG & Co. KGaA	111,000	11,336,736
Fresenius SE & Co. KGaA	198,286	15,141,461
Hannover Reuck SE	63,900	8,719,596
JOST Werke AG (a)	17,800	802,709
SAP SE	211,875	22,243,033
Scout24 AG (a)	84,800	3,948,307

TOTAL GERMANY		133,558,308

Hong Kong - 1.2%
AIA Group Ltd.	2,103,900	17,985,564
Dah Sing Banking Group Ltd.	603,600	1,321,166
Dah Sing Financial Holdings Ltd.	139,200	885,205

TOTAL HONG KONG		20,191,935

India - 0.7%
Axis Bank Ltd.	830,694	6,565,452
Housing Development Finance Corp. Ltd.	207,319	5,849,355
PC Jeweller Ltd.	79,095	392,684

TOTAL INDIA		12,807,491

Indonesia - 0.7%
PT Astra International Tbk	2,761,400	1,468,524
PT Bank Rakyat Indonesia Tbk	39,749,500	10,431,843

TOTAL INDONESIA		11,900,367

Ireland - 3.5%
CRH PLC	285,600	9,654,348
DCC PLC (United Kingdom)	93,250	8,582,432
Kerry Group PLC Class A	109,400	11,091,965
Kingspan Group PLC (Ireland)	259,800	10,996,679
Paddy Power Betfair PLC (Ireland)	101,900	10,463,199
United Drug PLC (United Kingdom)	821,202	10,000,631

TOTAL IRELAND		60,789,254

Israel - 0.8%
Frutarom Industries Ltd.	149,400	13,676,685
Italy - 1.6%
Banca Generali SpA	231,600	7,466,272
Intesa Sanpaolo SpA	3,612,230	13,152,145
Prada SpA	1,352,900	6,364,371

TOTAL ITALY		26,982,788

Japan - 18.3%
AEON Financial Service Co. Ltd.	393,800	9,048,832
Arc Land Sakamoto Co. Ltd.	208,220	3,463,647
Arcland Service Holdings Co. Ltd.	398,660	9,093,067
Bridgestone Corp.	265,400	11,533,383
Daiichikosho Co. Ltd.	138,200	7,325,295
Daikin Industries Ltd.	111,700	12,318,965
Dentsu, Inc.	153,200	6,723,782
GMO Internet, Inc.	171,700	3,458,043
Hoya Corp.	333,800	16,642,160
Ichigo, Inc.	296,100	1,302,334
Iriso Electronics Co. Ltd.	104,900	6,437,639
KDDI Corp.	43,470	1,109,781
Keyence Corp.	23,656	14,682,038
KH Neochem Co. Ltd.	309,600	9,296,292
KOMEDA Holdings Co. Ltd.	21,750	413,517
Miroku Jyoho Service Co., Ltd.	163,910	4,898,584
Misumi Group, Inc.	273,970	7,520,947
Mitsubishi UFJ Financial Group, Inc.	1,959,900	12,838,215
Morinaga & Co. Ltd.	135,400	5,961,647
Nabtesco Corp.	252,200	9,729,627
Nakanishi, Inc.	549,600	11,187,760
Nissan Chemical Industries Co. Ltd.	141,500	5,877,825
Nitori Holdings Co. Ltd.	74,500	13,166,416
NOF Corp.	217,000	6,413,843
OBIC Co. Ltd.	104,540	8,694,883
Olympus Corp.	249,800	9,484,442
ORIX Corp.	1,083,830	19,113,829
Otsuka Corp.	202,600	10,205,686
Outsourcing, Inc.	145,050	2,592,783
PALTAC Corp.	80,600	4,317,654
Paramount Bed Holdings Co. Ltd.	30,100	1,536,046
Recruit Holdings Co. Ltd.	444,960	11,058,660
Renesas Electronics Corp. (b)	118,100	1,187,604
S Foods, Inc.	111,700	4,666,195
SMC Corp.	27,200	11,009,859
Software Service, Inc.	3,129	253,778
Sundrug Co. Ltd.	175,700	8,115,836
The Suruga Bank Ltd.	374,950	5,176,463
Toto Ltd.	14,700	775,029
Tsubaki Nakashima Co. Ltd.	228,900	5,928,748
Tsuruha Holdings, Inc.	78,100	11,134,599
VT Holdings Co. Ltd.	144,184	735,792
Welcia Holdings Co. Ltd.	217,900	9,778,417

TOTAL JAPAN		316,209,942

Kenya - 0.3%
Safaricom Ltd.	19,310,400	5,929,890
Korea (South) - 0.3%
LG Chemical Ltd.	13,685	4,966,338
Luxembourg - 0.1%
B&M European Value Retail S.A.	233,934	1,284,283
Netherlands - 4.2%
ASR Nederland NV	18,500	790,343
Grandvision NV (a)	225,900	5,147,794
Heineken NV (Bearer)	35,547	3,818,398
IMCD Group BV	204,510	12,561,835
ING Groep NV (Certificaten Van Aandelen)	735,749	12,415,918
Instone Real Estate Group BV (a)(b)	45,800	1,042,560
Intertrust NV (a)	90,454	1,874,277
Koninklijke Philips Electronics NV	342,728	13,123,746
Unilever NV (NY Reg.)	396,661	22,367,714

TOTAL NETHERLANDS		73,142,585

New Zealand - 0.6%
EBOS Group Ltd.	447,081	5,799,743
Trade Maine Group Ltd.	1,505,290	4,819,278

TOTAL NEW ZEALAND		10,619,021

Norway - 1.3%
Schibsted ASA:
(A Shares)	262,700	7,400,950
(B Shares)	73,622	1,884,351
Skandiabanken ASA (a)	85,500	810,001
Statoil ASA	545,203	12,903,850

TOTAL NORWAY		22,999,152

Panama - 0.4%
Copa Holdings SA Class A	46,694	6,006,249
Spain - 3.1%
Amadeus IT Holding SA Class A	199,541	14,726,603
CaixaBank SA	2,123,500	10,124,125
Grifols SA ADR	578,500	12,264,200
Masmovil Ibercom SA (b)	33,494	4,945,523
Prosegur Cash SA (a)	3,759,700	11,310,870

TOTAL SPAIN		53,371,321

Sweden - 3.7%
Addlife AB	154,508	2,942,199
Alfa Laval AB	335,500	7,921,606
Essity AB Class B	412,500	11,392,189
HEXPOL AB (B Shares)	880,800	8,159,463
Indutrade AB	316,200	8,149,446
Nordea Bank AB	1,373,600	14,657,568
Swedbank AB (A Shares)	441,362	9,884,631

TOTAL SWEDEN		63,107,102

Switzerland - 5.4%
Credit Suisse Group AG	762,377	12,804,142
Julius Baer Group Ltd.	204,730	12,599,390
Kaba Holding AG (B Shares) (Reg.)	9,970	7,795,581
Lonza Group AG	41,756	9,836,246
Roche Holding AG (participation certificate)	117,357	26,921,353
Sika AG	1,157	9,058,729
UBS Group AG	810,580	14,240,263

TOTAL SWITZERLAND		93,255,704

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	991,600	8,378,999
United Microelectronics Corp.	17,026,000	9,006,448

TOTAL TAIWAN		17,385,447

United Kingdom - 20.5%
Admiral Group PLC	405,500	10,490,820
Aggreko PLC	56,000	576,846
Ascential PLC	1,833,863	10,723,888
BCA Marketplace PLC	530,100	1,204,843
Beazley PLC	619,000	4,976,259
British American Tobacco PLC (United Kingdom)	392,869	22,710,527
Charter Court Financial Services Group PLC	280,100	1,163,222
Cineworld Group PLC	4,554,300	15,066,872
Close Brothers Group PLC	41,030	826,059
Compass Group PLC	624,073	12,743,986
Conviviality PLC (e)	1,095,500	777,715
Cranswick PLC	131,245	5,236,849
Dechra Pharmaceuticals PLC	152,100	5,608,055
Diploma PLC	490,800	7,856,839
DS Smith PLC	1,119,500	7,391,519
Essentra PLC	205,847	1,223,949
Halma PLC	499,471	8,261,935
Hastings Group Holdings PLC (a)	1,569,119	5,759,056
Hilton Food Group PLC	389,469	4,535,328
IntegraFin Holdings PLC (b)	989,358	3,567,338
Intertek Group PLC	133,110	8,702,705
James Fisher and Sons PLC	237,000	5,227,073
John Wood Group PLC	956,900	7,249,666
JTC PLC (a)(b)	625,700	2,686,243
Liberty Global PLC Class C (b)	43,600	1,326,748
LivaNova PLC (b)	114,526	10,135,551
Lloyds Banking Group PLC	1,897,179	1,725,726
London Stock Exchange Group PLC	231,980	13,432,281
Melrose Industries PLC (c)	4,051,623	13,131,027
Micro Focus International PLC	384,331	5,366,650
Prudential PLC	845,242	21,090,779
Reckitt Benckiser Group PLC	215,965	18,229,128
Rentokil Initial PLC	1,877,800	7,158,082
Rio Tinto PLC	225,692	11,452,526
Rolls-Royce Holdings PLC	728,962	8,912,379
Rotork PLC	1,638,826	6,536,833
Sabre Insurance Group PLC (a)(b)	525,500	1,813,700
Schroders PLC	216,767	9,707,641
Sinclair Pharma PLC (b)	2,934,841	833,810
Spectris PLC	306,135	11,570,930
St. James's Place Capital PLC	803,500	12,248,229
Standard Life PLC	2,237,990	11,294,220
The Weir Group PLC	376,600	10,538,336
Ultra Electronics Holdings PLC	322,500	6,257,626
Victrex PLC	240,200	8,654,175
Volution Group PLC	2,188,595	6,033,727
Zpg PLC	429,500	2,024,697

TOTAL UNITED KINGDOM		354,042,393

United States of America - 3.3%
Alphabet, Inc. Class C (b)	8,172	8,431,788
Boston Scientific Corp. (b)	267,400	7,305,368
Moody's Corp.	54,300	8,758,590
S&P Global, Inc.	85,377	16,312,130
Sherwin-Williams Co.	21,800	8,548,216
Worldpay, Inc. (b)	96,000	7,895,040

TOTAL UNITED STATES OF AMERICA		57,251,132

TOTAL COMMON STOCKS
(Cost $1,356,427,983)		1,675,458,505

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA
(Cost $14,732,004)	113,624	14,938,554

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.72% (f)	29,552,801	29,558,712
Fidelity Securities Lending Cash Central Fund 1.72% (f)(g)	10,911,720	10,913,902
TOTAL MONEY MARKET FUNDS
(Cost $40,471,523)		40,472,614
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,411,631,510)		1,730,869,673
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,789,119)
NET ASSETS - 100%		$1,724,080,554

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,060,579 or 3.9% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,851
Fidelity Securities Lending Cash Central Fund	191,718
Total	$264,569

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$213,652,779	$180,229,991	$33,422,788	$--
Consumer Staples	156,412,179	113,037,691	42,596,773	777,715
Energy	47,860,053	12,771,993	35,088,060	--
Financials	423,319,771	290,625,043	132,694,728	--
Health Care	216,020,864	120,375,437	95,645,427	--
Industrials	299,230,417	261,324,369	37,906,048	--
Information Technology	186,688,097	156,161,060	30,527,037	--
Materials	127,739,442	83,267,034	44,472,408	--
Real Estate	5,658,925	4,064,325	1,594,600	--
Telecommunication Services	13,814,532	11,985,194	1,829,338	--
Money Market Funds	40,472,614	40,472,614	--	--
Total Investments in Securities:	$1,730,869,673	$1,274,314,751	$455,777,207	$777,715

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$193,020,202
Level 2 to Level 1	$48,884,665

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

March 31, 2018

VIPFHI-QTLY-0518
1.9859335.103

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 85.6%
	Principal Amount	Value
Aerospace - 1.1%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.63% 7/7/22 (a)(b)	$416,595	$419,915
TransDigm, Inc.:
term loan 3 month U.S. LIBOR + 2.750% 4.6269% 5/14/22 (a)(b)	737,302	739,012
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.773% 6/9/23 (a)(b)	743,756	745,616
Wesco Aircraft Hardware Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 10/4/21 (b)(c)	325,000	320,938
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.81% 2/28/21 (a)(b)	115,000	114,138

TOTAL AEROSPACE		2,339,619

Air Transportation - 0.2%
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9613% 10/5/24 (a)(b)	249,375	250,185
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9198% 2/23/25 (a)(b)	195,000	195,610

TOTAL AIR TRANSPORTATION		445,795

Automotive & Auto Parts - 0.7%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/1/24 (a)(b)	152,553	153,412
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.898% 2/1/25 (a)(b)	45,000	45,563
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 11/27/20 (a)(b)	149,765	140,779
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.6934% 11/27/21 (a)(b)	500,000	405,000
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9039% 3/31/24 (a)(b)	381,194	383,020
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.3769% 4/18/23 (a)(b)	263,087	270,322

TOTAL AUTOMOTIVE& AUTO PARTS		1,398,096

Banks & Thrifts - 0.2%
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1038% 3/24/25 (a)(b)	375,000	375,311
Broadcasting - 1.4%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6225% 11/18/24 (a)(b)	698,250	701,015
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 1/30/19 (b)(d)	1,125,000	887,468
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.54% 12/18/20 (a)(b)	552,898	553,589
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8707% 8/23/24 (a)(b)	273,625	273,852
Sinclair Television Group, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.500% 12/7/24 (b)(c)	375,000	376,406

TOTAL BROADCASTING		2,792,330

Building Materials - 1.3%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9362% 1/2/25 (a)(b)	375,000	376,609
Builders FirstSource, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/29/24 (a)(b)	211,647	212,441
Gopher Sub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/1/25 (a)(b)	135,484	135,145
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 2/1/26 (a)(b)	55,000	55,275
GYP Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7723% 4/1/23 (a)(b)	736,373	739,444
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 10/17/23 (a)(b)	246,884	248,304
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 12/14/24 (a)(b)	159,600	160,199
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.85% 9/27/24 (a)(b)	465,000	467,325
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 5/21/22 (a)(b)	327,791	331,069

TOTAL BUILDING MATERIALS		2,725,811

Cable/Satellite TV - 2.6%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 7/28/25 (a)(b)	386,107	385,239
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.56% 5/1/24 (a)(b)	129,025	129,348
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.88% 4/30/25 (a)(b)	1,870,313	1,876,541
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2766% 1/25/26 (a)(b)	500,000	499,845
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.74% 1/15/25 (a)(b)	109,450	109,621
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 3.49% 2/15/24 (a)(b)	497,188	496,879
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2766% 1/15/26 (a)(b)	650,000	653,185
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1038% 8/19/23 (a)(b)	996,559	973,518
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.8769% 1/19/21 (a)(b)	247,500	248,158

TOTAL CABLE/SATELLITE TV		5,372,334

Capital Goods - 0.4%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6269% 3/13/25 (a)(b)	270,000	270,338
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 7/30/24 (a)(b)	134,325	134,920
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6269% 3/13/22 (a)(b)	399,237	401,233

TOTAL CAPITAL GOODS		806,491

Chemicals - 3.0%
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 11/18/23 (a)(b)	172,813	173,893
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9944% 3/29/24 (a)(b)	119,096	119,320
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/13/25 (a)(b)	180,000	181,238
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 2/13/26 (b)(c)	100,000	101,333
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.953% 5/31/23 (a)(b)	372,187	373,427
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 3/8/25 (a)(b)	325,000	326,788
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (a)(b)	330,967	332,870
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.148% 6/7/20 (a)(b)	66,956	67,148
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 6/30/22 (a)(b)	331,590	331,590
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.552% 3/13/25 (a)(b)	500,000	502,290
Orion Engineered Carbons GMBH Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 7/25/24 (a)(b)	401,509	403,014
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 10/11/24 (a)(b)	523,688	525,651
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2907% 2/8/25 (a)(b)	249,375	250,270
The Chemours Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.25% 5/12/22 (a)(b)	262,509	262,180
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4142% 10/30/24 (a)(b)	243,000	244,215
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 9/6/24 (a)(b)	248,750	249,606
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (a)(b)	150,785	152,073
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (a)(b)	347,965	350,937
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 6/1/24 (a)(b)	283,475	283,866
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 7/1/24 (a)(b)	493,961	497,049
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 8/8/24 (a)(b)	164,175	164,996
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/23/25 (b)(c)	97,632	97,917
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 2/23/25 (b)(c)	167,368	167,857

TOTAL CHEMICALS		6,159,528

Consumer Products - 0.9%
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7% 7/3/20 (a)(b)	140,550	138,688
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.3769% 2/15/23 (a)(b)	829,872	837,657
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.500% 3.648% 1/26/24 (a)(b)	172,500	172,809
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4464% 11/29/24 (a)(b)	730,750	738,744

TOTAL CONSUMER PRODUCTS		1,887,898

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.125% 2/1/24 (a)(b)	150,132	144,689
Containers - 3.4%
Anchor Glass Container Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5413% 12/7/23 (a)(b)	543,146	526,683
Berlin Packaging, LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.42% 10/1/22 (a)(b)	250,000	251,688
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0303% 10/1/21 (a)(b)	728,941	731,777
Berry Global, Inc.:
Tranche O, term loan 3 month U.S. LIBOR + 2.000% 3.7396% 2/8/20 (a)(b)	82,842	83,143
Tranche P, term loan 3 month U.S. LIBOR + 2.000% 3.7396% 1/6/21 (a)(b)	859,167	862,389
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 3.8231% 10/1/22 (a)(b)	673,658	676,608
Tranche R, term loan 3 month U.S. LIBOR + 2.000% 3.7396% 1/19/24 (a)(b)	330,000	331,119
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9632% 4/3/24 (a)(b)	496,250	498,463
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 5/16/24 (a)(b)	338,348	338,855
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/29/25 (b)(c)	310,000	312,663
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 8/3/22 (a)(b)	373,127	374,642
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.63% 10/14/24 (a)(b)	109,450	109,943
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9375% 7/26/23 (a)(b)	98,500	98,746
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 2/5/23 (a)(b)	1,154,604	1,159,961
Ring Container Technologies Gr Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 10/31/24 (a)(b)	249,375	249,844
Signode Packaging Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.4234% 5/1/21 (a)(b)	421,595	421,068

TOTAL CONTAINERS		7,027,592

Diversified Financial Services - 4.1%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 4/4/24 (a)(b)	371,250	372,746
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 7/12/24 (a)(b)	149,250	149,623
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 10/22/24 (a)(b)	375,000	375,563
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7723% 10/31/24 (a)(b)	450,000	451,877
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.88% 4/27/24 (a)(b)	620,313	621,975
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0003% 2/13/25 (a)(b)	230,000	230,288
Duff & Phelps Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9434% 10/12/24 (a)(b)	85,000	85,106
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 7/14/22 (a)(b)	249,607	252,415
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8% 2/9/23 (a)(b)	704,950	704,950
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.052% 10/30/22 (a)(b)	500,000	501,770
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 7/3/24 (a)(b)	223,987	224,547
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3/22/25 (b)(c)	190,000	190,238
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 3/1/25 (a)(b)	440,000	439,635
IBC Capital U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8214% 9/10/21 (a)(b)	254,245	254,373
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.13% 7/3/24 (a)(b)	297,750	300,728
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 6/30/24 (a)(b)	228,850	229,994
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7864% 12/5/20 (a)(b)	221,283	222,389
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2723% 10/31/22 (a)(b)	446,972	454,517
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.802% 12/8/23 (a)(b)(e)	201,817	200,304
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9702% 11/9/24 (a)(b)	249,375	252,804
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 4/9/23 (a)(b)	609,622	611,018
Tricorbraun Holdings, Inc. Tranche 1LN, term loan:
3 month U.S. LIBOR + 3.750% 5.9763% 11/30/23 (a)(b)	22,614	22,717
3 month U.S. LIBOR + 3.750% 6.0557% 11/30/23 (a)(b)	224,432	225,460
Trident Holdings, Inc.:
term loan 3 month U.S. LIBOR + 3.250% 10/5/24 (b)(c)	66,667	66,833
Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 10/5/24 (b)(c)	108,333	108,604
3 month U.S. LIBOR + 3.250% 5.1269% 10/17/24 (a)(b)	374,063	375,465
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.13% 8/18/23 (a)(b)	493,750	495,987

TOTAL DIVERSIFIED FINANCIAL SERVICES		8,421,926

Diversified Media - 0.4%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5625% 3/16/25 (a)(b)	280,000	280,350
Outfront Media Capital LLC / Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8715% 3/16/24 (a)(b)	160,000	160,714
WMG Acquisition Corp. Tranche E, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 11/1/23 (a)(b)	375,000	376,095

TOTAL DIVERSIFIED MEDIA		817,159

Energy - 4.1%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.3769% 5/18/23 (a)(b)	352,537	355,181
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.2288% 12/31/21 (a)(b)	707,333	798,183
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5721% 12/31/22 (a)(b)	625,000	633,400
Calpine Construction Finance Co. LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 1/15/25 (a)(b)	374,063	374,811
Calpine Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.81% 5/31/23 (a)(b)	179,543	180,123
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4436% 8/23/21 (a)(b)	1,125,000	1,193,501
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.4161% 5/16/21 (a)(b)	90,000	89,100
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1947% 7/29/21 (a)(b)	545,410	545,863
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3/13/25 (b)(c)	750,000	751,410
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.03% 3/14/21 (a)(b)	98,527	81,038
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.03% 3/14/21 (a)(b)	9,741	8,085
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.6269% 3/28/22 (a)(b)	247,500	243,117
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6269% 4/16/21 (a)(b)	748,791	750,663
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.7864% 3/1/24 (a)(b)	500,000	500,315
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.56% 8/25/23 (a)(b)	484,639	445,262
Lucid Energy Group Ii LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7864% 1/31/25 (a)(b)	375,000	372,424
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 10/30/24 (a)(b)	319,200	318,402
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 6.000% 8.302% 2/21/21 (a)(b)	142,635	119,218
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1269% 12/9/21 (a)(b)	378,005	342,094
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.552% 6/26/22 (a)(b)	234,380	235,772
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 11/8/22 (a)(b)	109,725	110,240

TOTAL ENERGY		8,448,202

Entertainment/Film - 0.4%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0266% 12/15/23 (a)(b)	307,895	308,535
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0266% 12/15/22 (a)(b)	244,375	244,834
SMG U.S. Midco 2, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1369% 1/23/25 (a)(b)	285,000	287,138
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8769% 1/23/26 (a)(b)	10,000	10,200

TOTAL ENTERTAINMENT/FILM		850,707

Environmental - 0.7%
ADS Waste Holdings, Inc. term loan 3 month U.S. LIBOR + 2.250% 3.9813% 11/10/23 (a)(b)	255,479	256,039
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1157% 8/1/24 (a)(b)	129,675	130,323
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.846% 12/18/20 (a)(b)	601,347	604,420
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 9/28/24 (a)(b)	189,525	190,404
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 12/20/24 (a)(b)	319,394	321,390

TOTAL ENVIRONMENTAL		1,502,576

Food & Drug Retail - 3.8%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 12/6/24 (a)(b)	249,392	250,951
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.6269% 8/25/21 (a)(b)	1,973,081	1,947,747
3 month U.S. LIBOR + 3.000% 4.9563% 6/22/23 (a)(b)	856,810	845,029
3 month U.S. LIBOR + 3.000% 5.2916% 12/21/22 (a)(b)	409,211	404,722
Amneal Pharmaceuticals LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3/23/25 (b)(c)	250,000	250,000
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/21/21 (a)(b)	572,722	574,629
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6815% 10/30/22 (a)(b)	498,741	496,975
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6269% 11/25/20 (a)(b)	32,659	32,495
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.2519% 11/25/22 (a)(b)	1,514,034	1,507,720
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8082% 6/16/23 (a)(b)	320,141	320,743
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/27/23 (a)(b)	731,932	734,955
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 11/15/22 (a)(b)	375,000	369,143

TOTAL FOOD & DRUG RETAIL		7,735,109

Food/Beverage/Tobacco - 1.6%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9518% 12/16/23 (a)(b)	246,875	247,648
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 10/7/23 (a)(b)	611,544	614,094
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 2/6/25 (b)(c)	130,000	129,643
Pinnacle Foods Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.3769% 2/3/24 (a)(b)	205,468	206,355
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.88% 5/24/24 (a)(b)	1,066,938	1,068,538
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 6/30/22 (a)(b)	255,000	235,238
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 6.2395% 6/30/21 (a)(b)	368,432	367,356
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 6/27/23 (a)(b)	368,438	370,615

TOTAL FOOD/BEVERAGE/TOBACCO		3,239,487

Gaming - 6.9%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 7/1/23 (a)(b)	234,963	236,236
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1269% 2/15/24 (a)(b)	249,327	252,132
Aristocrat Technologies, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.7447% 10/20/21 (a)(b)	298,796	300,164
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7447% 10/19/24 (a)(b)	124,688	125,155
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2363% 9/15/23 (a)(b)	349,246	350,835
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 12/22/24 (a)(b)	3,740,625	3,764,403
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 8/8/21 (a)(b)	262,835	264,231
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.65% 12/27/24 (a)(b)	139,650	139,999
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 4/18/24 (a)(b)	620,313	622,719
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 8/25/24 (a)(b)	338,078	337,233
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1282% 4/17/24 (a)(b)	418,991	420,038
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 3/15/24 (b)(c)	405,000	405,421
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7503% 3/13/25 (a)(b)	300,000	301,968
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.88% 10/20/24 (a)(b)	498,750	500,935
3 month U.S. LIBOR + 7.000% 8.86% 10/20/25 (a)(b)	200,000	201,000
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9788% 10/4/23 (a)(b)	1,674,834	1,689,288
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8769% 4/25/24 (a)(b)	138,950	139,019
Las Vegas Sands LLC term loan 3 month U.S. LIBOR + 1.750% 3.6269% 3/27/25 (b)	415,800	416,461
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 4/25/21 (a)(b)	403,125	404,637
Mohegan Tribal Gaming Authority:
Tranche A, term loan 3 month U.S. LIBOR + 3.750% 5.6269% 10/14/21 (a)(b)	197,473	197,063
Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8769% 10/14/23 (a)(b)	240,555	239,804
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 1/19/24 (a)(b)	68,800	69,132
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.7219% 8/14/24 (a)(b)	1,337,500	1,341,753
Seminole Tribe Florida Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 7/6/24 (a)(b)	248,750	249,506
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.38% 6/8/23 (a)(b)	676,412	678,170
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.63% 12/31/21 (a)(b)	360,000	359,327
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.13% 5/31/24 (a)(b)	165,248	166,178

TOTAL GAMING		14,172,807

Healthcare - 4.5%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.1269% 8/30/24 (a)(b)	268,962	269,634
3 month U.S. LIBOR + 7.000% 8.8769% 8/30/25 (a)(b)	75,000	75,375
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 6/22/24 (a)(b)	372,188	371,838
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 2.750% 4.7342% 12/31/19 (a)(b)	243,956	237,655
Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.9842% 1/27/21 (a)(b)	520,293	499,409
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.53% 6/1/22 (a)(b)	160,000	161,067
CVS Holdings I LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.79% 2/6/25 (a)(b)	160,000	158,901
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.88% 12/1/23 (a)(b)	564,602	566,295
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 6/30/24 (a)(b)	163,763	164,172
Grifols, S.A. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9863% 1/31/25 (a)(b)	618,750	620,835
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3725% 8/18/22 (a)(b)	133,650	134,652
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 4/9/21 (a)(b)	367,373	368,291
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 6/7/23 (a)(b)	168,876	169,552
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8769% 7/31/22 (a)(b)	381,321	370,358
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 6/30/21 (a)(b)	1,228,185	1,237,703
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 8/11/24 (a)(b)	457,700	457,700
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.3769% 10/21/24 (a)(b)	53,866	54,472
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 10/21/23 (a)(b)	361,333	363,140
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1875% 2/22/24 (a)(b)	280,000	280,000
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 6/23/24 (a)(b)	372,187	373,892
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.302% 12/31/23 (a)(b)	250,000	250,313
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 12/31/22 (a)(b)	812,902	815,609
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.24% 4/1/22 (a)(b)	826,792	835,217
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.398% 2/11/23 (a)(b)	74,203	74,807
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6642% 12/1/24 (a)(b)	374,063	372,192

TOTAL HEALTHCARE		9,283,079

Homebuilders/Real Estate - 1.5%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1829% 11/4/21 (a)(b)	205,631	204,487
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 1/30/24 (a)(b)	223,290	224,324
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6269% 1/30/24 (a)(b)	14,178	14,244
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 3/23/25 (a)(b)	534,100	535,184
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3/29/25 (b)(c)	500,000	500,000
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9613% 2/8/25 (a)(b)	368,470	370,254
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.8538% 12/22/24 (a)(b)	1,193,182	1,196,415

TOTAL HOMEBUILDERS/REAL ESTATE		3,044,908

Hotels - 1.2%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 8/30/23 (a)(b)	305,187	306,713
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 11/30/23 (a)(b)	740,625	744,328
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.4702% 4/14/21 (a)(b)	214,947	215,149
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5% 4/27/24 (a)(b)	372,188	373,956
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.07% 5/11/24 (a)(b)	198,500	199,493
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3/29/25 (b)(c)	550,000	551,375

TOTAL HOTELS		2,391,014

Insurance - 2.7%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9913% 11/22/23 (a)(b)	569,040	575,442
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 8/14/22 (a)(b)	709,370	713,314
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.6269% 1/25/25 (a)(b)	30,000	30,200
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5872% 1/25/24 (a)(b)	246,875	248,109
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 11/3/23 (a)(b)	928,128	934,077
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.6269% 8/4/22 (a)(b)	731,134	735,250
3 month U.S. LIBOR + 6.000% 7.8769% 8/4/25 (a)(b)	520,000	533,390
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8388% 10/2/20 (a)(b)	992,078	996,900
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 5/16/24 (a)(b)	482,575	483,381
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 5.1269% 6/30/23 (a)(b)	369,994	373,002

TOTAL INSURANCE		5,623,065

Leisure - 2.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 5/30/21 (a)(b)	293,095	295,293
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 2/28/25 (a)(b)	625,000	623,938
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 2/1/24 (a)(b)	830,522	828,446
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8769% 9/8/24 (a)(b)	75,000	76,688
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 3/8/24 (a)(b)	311,858	313,676
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 7/1/20 (a)(b)	187,812	189,221
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 7/31/24 (a)(b)	354,113	355,589
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7342% 6/10/22 (a)(b)	450,549	450,923
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 2/2/25 (a)(b)	395,000	395,328
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 12/15/24 (a)(b)	623,438	628,269

TOTAL LEISURE		4,157,371

Metals/Mining - 0.5%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5907% 3/21/25 (a)(b)	300,000	301,500
Asp Prince Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3/20/25 (b)(c)	375,000	377,111
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.552% 4/16/20 (a)(b)	471,719	398,602

TOTAL METALS/MINING		1,077,213

Paper - 0.6%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.802% 3/14/22 (a)(b)	425,700	427,143
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6947% 12/29/23 (a)(b)	715,222	718,240

TOTAL PAPER		1,145,383

Publishing/Printing - 2.4%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0364% 6/7/23 (a)(b)	782,469	710,623
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.052% 11/3/23 (a)(b)	693,633	699,030
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 5/29/21 (a)(b)	486,250	443,095
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.107% 3/6/25 (a)(b)	300,000	302,250
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.8769% 5/4/22 (a)(b)	886,200	874,457
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.0223% 6/1/22 (a)(b)	241,772	243,586
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 10/31/24 (a)(b)	169,575	170,211
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6269% 10/24/21 (a)(b)	483,615	489,810
Scripps (E.W.) Co. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 6% 10/2/24 (a)(b)	248,750	249,267
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 8/24/22 (a)(b)	773,640	775,814

TOTAL PUBLISHING/PRINTING		4,958,143

Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2937% 2/17/24 (a)(b)	1,235,157	1,235,416
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 2/14/21 (a)(b)	482,790	453,620
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5364% 3/16/26 (a)(b)	25,000	25,281
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0364% 3/16/25 (a)(b)	265,000	266,193
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 4.9142% 2/1/25 (a)(b)	255,000	256,196

TOTAL RESTAURANTS		2,236,706

Services - 6.4%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 9/26/21 (a)(b)	252,649	211,132
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2342% 6/13/25 (a)(b)	300,000	296,859
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (a)(b)	995,312	993,948
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.13% 10/19/23 (a)(b)	451,950	453,871
Aramark Services, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 3/28/24 (a)(b)	302,277	304,072
Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 3/11/25 (a)(b)	748,125	752,801
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0012% 6/21/24 (a)(b)	745,622	751,729
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8816% 11/7/23 (a)(b)	140,857	141,561
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0834% 11/14/22 (a)(b)	1,117,085	1,123,139
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4841% 11/17/24 (a)(b)	310,000	310,130
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3/27/25 (b)(c)	220,000	220,550
Flexera Software LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.13% 2/26/25 (a)(b)	130,000	130,542
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.13% 2/26/26 (a)(b)	10,000	10,058
ION Trading Technologies Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 11/21/24 (a)(b)	498,750	493,763
Iron Mountain, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6215% 3/22/26 (a)(b)	500,000	498,335
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 3/9/23 (a)(b)	150,454	151,081
KUEHG Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 8/13/22 (a)(b)	612,548	615,035
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 4/26/24 (a)(b)	1,575,781	1,582,573
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/27/25 (a)(b)	875,000	872,445
On Assignment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4/2/25 (b)(c)	155,000	155,485
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 5/2/22 (a)(b)	608,868	613,160
Prometric Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.77% 1/29/25 (a)(b)	135,000	135,760
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8125% 5/4/22 (a)(b)	175,716	177,254
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.13% 3/23/24 (a)(b)	183,150	183,562
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 11/8/23 (a)(b)	493,750	495,162
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.1269% 10/3/23 (a)(b)	239,791	241,160
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 5/14/22 (a)(b)	763,445	767,263
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8769% 5/14/23 (a)(b)(e)	40,000	39,600
Xerox Business Services LLC:
term loan 3 month U.S. LIBOR + 2.250% 3.898% 12/7/21 (a)(b)	122,656	122,758
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 12/7/23 (a)(b)	350,563	352,168

TOTAL SERVICES		13,196,956

Steel - 0.3%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.06% 12/22/23 (a)(b)	169,575	170,550
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.999% 6/14/21 (a)(b)	417,836	419,716

TOTAL STEEL		590,266

Super Retail - 3.5%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7766% 7/2/22 (a)(b)	424,466	337,450
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8769% 9/25/24 (a)(b)	2,239,997	2,217,597
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 9.1905% 2/3/25 (a)(b)	250,000	250,390
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1905% 2/3/24 (a)(b)	927,988	926,725
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.38% 11/17/24 (a)(b)	497,500	497,998
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.31% 10/11/19 (a)(b)	242,154	206,032
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.0208% 12/1/22 (a)(b)	375,000	378,518
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2342% 6/23/23 (a)(b)	714,180	698,226
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.4874% 8/19/22 (a)(b)	369,653	370,810
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7723% 1/26/23 (a)(b)	418,794	305,954
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.68% 3/11/22 (a)(b)	565,944	452,947
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.648% 11/8/24 (a)(b)	497,500	501,336
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(d)	202,439	541

TOTAL SUPER RETAIL		7,144,524

Technology - 12.3%
Abacus Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6875% 8/16/23 (a)(b)	246,875	248,233
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 9/19/24 (a)(b)	248,750	250,481
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.81% 12/20/23 (a)(b)	70,000	70,292
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.56% 12/20/22 (a)(b)	321,750	322,152
ATS Consolidated, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.398% 2/23/26 (a)(b)	100,000	100,813
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 2/28/25 (a)(b)	210,000	211,707
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 8/16/22 (a)(b)	147,574	147,574
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 9/15/20 (a)(b)	463,968	464,664
Compuware Corp. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.15% 12/15/21 (a)(b)	814,076	823,234
Csra, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 5.75% 11/30/23 (a)(b)	498,835	498,585
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6269% 11/29/24 (a)(b)	375,000	376,875
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.88% 9/7/23 (a)(b)	522,040	522,473
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 1/26/25 (b)(f)	14,516	14,480
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5223% 10/31/24 (a)(b)	605,000	611,431
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9563% 2/9/23 (a)(b)	530,870	534,188
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.13% 6/1/22 (a)(b)	426,887	428,556
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.9613% 3/8/26 (a)(b)	45,000	45,225
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9613% 3/8/25 (a)(b)	105,000	104,804
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1605% 12/2/24 (a)(b)	159,600	160,929
3 month U.S. LIBOR + 7.500% 9.1605% 11/16/25 (a)(b)	125,000	126,798
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.250% 4.1215% 7/10/22 (a)(b)	1,708,096	1,710,402
3 month U.S. LIBOR + 2.250% 4.1215% 4/26/24 (a)(b)	347,483	347,876
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.6269% 4/22/23 (a)(b)	306,142	307,290
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 2/15/24 (a)(b)	993,385	995,869
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 7/1/22 (a)(b)	333,281	335,901
I-Logic Technologies Bidco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.302% 12/21/24 (a)(b)	299,250	299,498
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 2/1/22 (a)(b)	771,852	773,033
Kronos, Inc.:
term loan 3 month U.S. LIBOR + 8.250% 10.0234% 11/1/24 (a)(b)	460,000	476,482
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8796% 11/1/23 (a)(b)	1,193,370	1,200,422
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.13% 1/20/24 (a)(b)	460,595	452,032
3 month U.S. LIBOR + 9.000% 10.88% 1/20/25 (a)(b)	125,000	119,250
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 10/16/22 (a)(b)	249,263	249,108
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.148% 11/20/21 (a)(b)	400,000	395,000
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.398% 6/21/24 (a)(b)	130,142	128,598
3 month U.S. LIBOR + 2.750% 4.398% 6/21/24 (a)(b)	904,858	894,117
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0435% 2/7/25 (a)(b)	250,000	249,220
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.3769% 9/29/24 (a)(b)	906,036	914,716
3 month U.S. LIBOR + 8.500% 10.3769% 9/29/25 (a)(b)	250,000	252,625
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5266% 9/15/24 (a)(b)	448,373	448,293
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 11/20/24 (b)(f)	19,030	19,025
3 month U.S. LIBOR + 3.250% 5.1269% 12/1/24 (a)(b)	235,970	235,911
3 month U.S. LIBOR + 7.250% 8.9434% 12/1/25 (a)(b)	125,000	125,469
Omnitracs Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0211% 3/19/25 (a)(b)	500,000	500,625
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7867% 11/3/23 (a)(b)	1,020,336	1,016,030
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 4/9/21 (a)(b)	478,303	479,699
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 4/9/22 (a)(b)	175,000	175,292
SCS Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1269% 10/30/22 (a)(b)	237,796	239,877
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.6269% 3/3/23 (a)(b)	609,474	610,510
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.9434% 9/30/22 (a)(b)	286,359	287,023
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 7/8/22 (a)(b)	129,227	129,853
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 7/8/22 (a)(b)	1,472	1,479
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/25 (b)(c)	737,065	740,367
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/25 (b)(c)	262,935	264,113
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 9/30/23 (a)(b)	413,047	415,298
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7179% 3/9/23 (a)(b)	400,000	404,276
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 5/1/24 (a)(b)	620,313	623,222
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.38% 12/4/20 (a)(b)	227,516	228,133
TTM Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.500% 9/28/24 (b)(c)	450,000	450,563
3 month U.S. LIBOR + 2.500% 4.3769% 9/28/24 (a)(b)	124,375	124,530
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 3/21/25 (b)(c)	1,000,000	1,003,750
Vantiv LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7766% 8/7/24 (a)(b)	375,000	376,808
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 7/1/23 (a)(b)	295,498	297,262

TOTAL TECHNOLOGY		25,362,341

Telecommunications - 6.4%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4702% 7/15/25 (a)(b)	496,561	486,009
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 5/22/24 (a)(b)	203,333	204,858
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.02% 5/25/24 (a)(b)	373,125	371,028
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.64% 12/22/23 (a)(b)	272,250	274,292
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.63% 3/31/21 (a)(b)	888,737	879,299
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.63% 6/15/24 (a)(b)	1,425,020	1,404,542
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1875% 1/9/24 (a)(b)	108,625	108,652
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7063% 11/27/23 (a)(b)	2,625,000	2,625,000
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.4563% 1/2/24 (a)(b)	200,000	205,142
Tranche B-5, term loan 6.625% 1/2/24	635,000	642,277
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1113% 2/22/24 (a)(b)	875,000	876,505
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0364% 7/17/25 (a)(b)	444,764	443,190
Neustar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.302% 8/8/25 (a)(b)	85,000	85,531
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 1/8/20 (a)(b)	94,455	94,751
Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 8/8/24 (a)(b)	298,500	299,372
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 2/10/24 (a)(b)	311,850	300,156
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/1/24 (a)(b)	744,366	739,713
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 1/31/25 (a)(b)	750,000	751,875
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.3769% 11/1/24 (a)(b)	498,750	504,052
3 month U.S. LIBOR + 8.250% 9.898% 11/1/25 (a)(b)	175,000	176,531
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5223% 7/31/25 (a)(b)	585,400	566,375
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1875% 2/3/24 (a)(b)	766,131	765,809
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 5.31% 11/17/23 (a)(b)	231,666	232,343
Windstream Services LLC Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.250% 5.06% 2/17/24 (a)(b)	232,052	206,963

TOTAL TELECOMMUNICATIONS		13,244,265

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8042% 6/15/23 (a)(b)	265,950	266,615
Transportation Ex Air/Rail - 0.3%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.15% 6/22/22 (a)(b)	424,625	421,793
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.08% 9/14/20 (a)(b)	285,000	286,781

TOTAL TRANSPORTATION EX AIR/RAIL		708,574

Utilities - 2.5%
Calpine Corp. Tranche B 8LN, term loan 3 month U.S. LIBOR + 1.750% 3.63% 12/31/19 (a)(b)	247,500	247,416
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6701% 11/30/23 (a)(b)	369,450	370,836
Dayton Power & Light Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.88% 8/24/22 (a)(b)	123,438	123,824
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.6038% 2/7/24 (a)(b)	680,679	684,538
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.99% 11/28/24 (a)(b)	249,375	251,714
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.802% 11/13/21 (a)(b)	263,675	258,072
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8% 8/19/21 (a)(b)	861,083	869,160
InterGen NV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.24% 6/13/20 (a)(b)	475,467	477,450
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.8538% 2/15/24 (a)(b)	326,700	326,210
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.052% 12/19/20 (a)(b)	366,433	360,709
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.39% 3/13/25 (a)(b)	250,000	252,188
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 8/4/23 (a)(b)	502,567	505,638
Tranche C, term loan 3 month U.S. LIBOR + 2.500% 4.148% 8/4/23 (a)(b)	89,286	89,831
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.0582% 12/14/23 (a)(b)	370,313	372,375

TOTAL UTILITIES		5,189,961

TOTAL BANK LOAN OBLIGATIONS
(Cost $176,400,342)		176,283,851

Nonconvertible Bonds - 4.5%
Aerospace - 0.1%
DAE Funding LLC:
4% 8/1/20 (g)	110,000	107,250
4.5% 8/1/22 (g)	135,000	128,081

TOTAL AEROSPACE		235,331

Banks & Thrifts - 0.1%
Ally Financial, Inc. 3.25% 11/5/18	250,000	250,313
Chemicals - 0.1%
TPC Group, Inc. 8.75% 12/15/20 (g)	215,000	216,011
Containers - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 9/15/22 (g)	255,000	253,725
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.2215% 7/15/21 (a)(b)(g)	145,000	146,813
6.875% 2/15/21 (a)	86,634	87,826
Silgan Holdings, Inc. 4.75% 3/15/25	180,000	174,600

TOTAL CONTAINERS		662,964

Diversified Financial Services - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	329,336
Energy - 0.3%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	115,000	127,219
Citgo Petroleum Corp. 6.25% 8/15/22 (g)	385,000	381,631
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (a)(b)(g)	175,000	174,939

TOTAL ENERGY		683,789

Environmental - 0.1%
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (g)	170,000	173,400
Food/Beverage/Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (g)	200,000	200,000
Gaming - 0.1%
Scientific Games Corp. 5% 10/15/25 (g)	200,000	194,500
Healthcare - 1.4%
Community Health Systems, Inc. 6.25% 3/31/23	200,000	184,250
HCA Holdings, Inc.:
3.75% 3/15/19	500,000	501,900
4.25% 10/15/19	500,000	503,750
Tenet Healthcare Corp.:
4.625% 7/15/24 (g)	375,000	360,469
7.5% 1/1/22 (g)	85,000	89,569
THC Escrow Corp. III 5.125% 5/1/25 (g)	375,000	360,469
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (g)	125,000	121,688
6.5% 3/15/22 (g)	220,000	227,150
7% 3/15/24 (g)	250,000	260,625
9% 12/15/25 (g)	180,000	178,875

TOTAL HEALTHCARE		2,788,745

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	200,000	203,760
7.25% 11/30/21 (g)	265,000	275,931

TOTAL LEISURE		479,691

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	250,000	257,500
Publishing/Printing - 0.2%
Harland Clarke Holdings Corp. 8.375% 8/15/22 (g)	365,000	371,388
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (g)	250,000	238,750
Services - 0.3%
APX Group, Inc.:
7.625% 9/1/23	195,000	201,825
7.875% 12/1/22	400,000	415,060

TOTAL SERVICES		616,885

Technology - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (g)	78,000	78,347
4.42% 6/15/21 (g)	235,000	241,012

TOTAL TECHNOLOGY		319,359

Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (g)	225,000	220,500
SFR Group SA:
6% 5/15/22 (g)	300,000	293,244
6.25% 5/15/24 (g)	350,000	329,875
7.375% 5/1/26 (g)	485,000	461,963

TOTAL TELECOMMUNICATIONS		1,305,582

TOTAL NONCONVERTIBLE BONDS
(Cost $9,366,458)		9,323,544
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Expro Holdings U.S., Inc. (e)	7,968	155,376
Expro Holdings U.S., Inc. (e)(g)	2,922	56,979

TOTAL ENERGY		212,355

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	1,687	47,253
TOTAL COMMON STOCKS
(Cost $506,137)		259,608

Money Market Funds - 13.7%
Fidelity Cash Central Fund, 1.72% (h)
(Cost $28,175,540)	28,172,316	28,177,950
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $214,448,477)		214,044,953
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(8,066,861)
NET ASSETS - 100%		$205,978,092

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $33,546 and $33,505, respectively.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,346,944 or 3.1% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,645
Total	$71,645

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$259,608	$47,253	$--	$212,355
Bank Loan Obligations	176,283,851	--	176,043,947	239,904
Corporate Bonds	9,323,544	--	9,323,544	--
Money Market Funds	28,177,950	28,177,950	--	--
Total Investments in Securities:	$214,044,953	$28,225,203	$185,367,491	$452,259

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018